Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	PCAR
Entity Registrant Name	PACCAR INC
Entity Central Index Key	0000075362
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		356,877,678
Entity Public Float			$ 18,100,000,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment income	$ 38.2	$ 21.1	$ 22.3
Net sales and revenues	16,355.2	10,292.9	8,086.5
Curtailment gain			(66)
Income Before Income Taxes	1,506.9	660.3	175
Income taxes	464.6	202.7	63.1
Net Income	1,042.3	457.6	111.9
Net Income Per Share
Basic	$ 2.87	$ 1.25	$ 0.31
Diluted	$ 2.86	$ 1.25	$ 0.31
Weighted average number of common shares outstanding
Basic	363.3	365	363.8
Diluted	364.4	366.2	364.9
Truck and Other
Net sales and revenues	15,325.9	9,325.1	7,076.7
Cost of sales and revenues	13,341.8	8,198.8	6,483.4
Research and development	288.2	238.5	199.2
Selling, general and administrative	452.9	392.8	348.4
Curtailment gain			(66)
Interest and other expense, net	10.7	9.3	43.6
Costs and Expenses, Total	14,093.6	8,839.4	7,008.6
Income Before Income Taxes	1,232.3	485.7	68.1
Financial Services
Interest and fees	423.1	421.6	501.8
Operating lease, rental and other income	606.2	546.2	508
Revenues	1,029.3	967.8	1,009.8
Interest and other borrowing expenses	181.3	213	291.8
Depreciation and other expense	476.2	451.6	456.1
Selling, general and administrative	94	88.7	86.5
Provision for losses on receivables	41.4	61	90.8
Costs and Expenses, Total	792.9	814.3	925.2
Income Before Income Taxes	$ 236.4	$ 153.5	$ 84.6

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,106.7	$ 2,040.8
Property, plant and equipment, net	1,973.3	1,673.7
Assets	17,172.7	14,234.1
STOCKHOLDERS' EQUITY:
Preferred stock, no par value - authorized 1.0 million shares, none issued
Common stock, $1 par value - authorized 1.2 billion shares; issued 356.8 million and 365.3 million shares	356.8	365.3
Additional paid-in capital	52.1	105.1
Retained earnings	5,174.5	4,846.1
Accumulated other comprehensive (loss) income	(219)	41.3
Total Stockholders' Equity	5,364.4	5,357.8
Liabilities and Equity	17,172.7	14,234.1
Truck and Other
ASSETS
Cash and cash equivalents	1,990.6	1,982
Trade and other receivables, net	977.8	610.4
Marketable debt securities	910.1	450.5
Inventories, net	710.4	534
Other current assets	249.1	218.6
Total Truck and Other Current Assets	4,838	3,795.5
Equipment on operating leases, net	679.1	536.2
Property, plant and equipment, net	1,973.3	1,673.7
Other noncurrent assets, net	280.9	350.5
Assets	7,771.3	6,355.9
Current Liabilities
Accounts payable, accrued expenses and other	2,377.4	1,676.5
Current portion of long-term debt		23.5
Dividend payable	250.3
Total Truck and Other Current Liabilities	2,627.7	1,700
Long-term debt	150	150
Residual value guarantees and deferred revenues	712	563.8
Other liabilities	507	370.3
Total Liabilities	3,996.7	2,784.1
Financial Services
ASSETS
Cash and cash equivalents	116.1	58.8
Finance and other receivables, net	7,259.7	6,070.9
Equipment on operating leases, net	1,710.7	1,483.1
Other assets	314.9	265.4
Assets	9,401.4	7,878.2
Current Liabilities
Accounts payable, accrued expenses and other	363.4	275.9
Commercial paper and bank loans	3,909.9	2,371.7
Term notes	2,595.5	2,730.8
Deferred taxes and other liabilities	942.8	713.8
Total Liabilities	$ 7,811.6	$ 6,092.2

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, no par value
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	1,200,000,000	1,200,000,000
Common stock, issued	356,800,000	365,300,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 1,042.3	$ 457.6	$ 111.9
Depreciation and amortization:
Property, plant and equipment	196.5	189.9	188
Curtailment gain			(66)
Deferred taxes	224.1	46.3	159.7
Other, net	28.4	11.6	38.1
Pension and post-retirement contributions	(85.2)	(63.9)	(176.6)
Receivables:
Trade and other	(408.4)	(42.3)	163.2
Wholesale receivables on new trucks	(551.1)	(1.1)	641.8
Sales-type finance leases and dealer direct loans on new trucks	(141.3)	67.1	81.6
Inventories	(187.1)	96.6	53.4
Other assets, net	28.1	(48.2)	8.1
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	585	221.3	(271.8)
Residual value guarantees and deferred revenues	231.8	79.8	48.2
Other liabilities, net	110.8	42.4	(160.8)
Net Cash Provided by Operating Activities	1,592.6	1,551.4	1,373.3
INVESTING ACTIVITIES:
Retail loans and direct financing leases originated	(2,731.9)	(1,789.2)	(1,282.2)
Collections on retail loans and direct financing leases	2,121	2,039.3	2,083
Net (increase) decrease in wholesale receivables on used equipment	(18.1)	8.2	3.5
Marketable securities purchases	(1,614.2)	(757.5)	(288.3)
Marketable securities sales and maturities	1,142.4	523.8	245.5
Payments for property, plant and equipment	(340.7)	(168.4)	(127.7)
Acquisition of equipment for operating leases	(1,306.6)	(715.4)	(843.3)
Proceeds from asset disposals	339	392.1	520.1
Other, net	(9.9)
Net Cash (Used in) Provided by Investing Activities	(2,419)	(467.1)	310.6
FINANCING ACTIVITIES:
Cash dividends paid	(217.4)	(251.7)	(232.1)
Purchase of treasury stock	(337.6)
Stock compensation transactions	10.9	22	17.6
Net increase (decrease) in commercial paper and short-term bank loans	1,642.6	(548.1)	(789.8)
Proceeds from long-term debt	1,165.5	707	1,373
Payments on long-term debt	(1,317.9)	(889.6)	(2,184.9)
Net Cash Provided by (Used in) Financing Activities	946.1	(960.4)	(1,816.2)
Effect of exchange rate changes on cash	(53.8)	4.9	89.1
Net Increase (Decrease) in Cash and Cash Equivalents	65.9	128.8	(43.2)
Cash and Cash Equivalents at beginning of year	2,040.8	1,912	1,955.2
Cash and Cash Equivalents at end of year	2,106.7	2,040.8	1,912
Financial Services
Depreciation and amortization:
Equipment on operating leases and other	477.3	433.3	463.7
Provision for losses on financial services receivables	$ 41.4	$ 61	$ 90.8

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	Total	COMMON STOCK, $1 PAR VALUE:	ADDITIONAL PAID-IN CAPITAL:	TREASURY STOCK, AT COST:	RETAINED EARNINGS:	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
Balance at Dec. 31, 2008		$ 363.1	$ 46.1	$ (17.4)	$ 4,724.7	$ (269.8)
Net Income	111.9				111.9
Other comprehensive (loss) income	306					306
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(196.1)
Stock compensation and tax benefit			33.9
Stock compensation		1.3
Balance at Dec. 31, 2009	5,103.7	364.4	80	(17.4)	4,640.5	36.2
Net Income	457.6				457.6
Other comprehensive (loss) income	5.1					5.1
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(252)
Retirements		(0.4)	(17)	17.4
Stock compensation and tax benefit			42.1
Stock compensation		1.3
Balance at Dec. 31, 2010	5,357.8	365.3	105.1		4,846.1	41.3
Net Income	1,042.3				1,042.3
Purchases, shares: 2011-9.2				(337.6)
Other comprehensive (loss) income	(260.3)					(260.3)
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(468.2)
Retirements		(9.2)	(82.7)	337.6	(245.7)
Stock compensation and tax benefit			29.7
Stock compensation		0.7
Balance at Dec. 31, 2011	$ 5,364.4	$ 356.8	$ 52.1		$ 5,174.5	$ (219)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TREASURY STOCK, AT COST:
Purchases, shares	9.2
RETAINED EARNINGS:
Cash dividends declared on common stock, per share	$ 1.3	$ 0.69	$ 0.54

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 1,042.3	$ 457.6	$ 111.9
Unrealized (losses) gains on derivative contracts
Losses arising during the period	(52.9)	(76.8)	(71.6)
Tax effect	18.8	26.2	21.3
Reclassification adjustment	47.7	123.1	119.9
Tax effect	(17.7)	(42)	(35.7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(4.1)	30.5	33.9
Unrealized gains (losses) on investments
Net holding gain (loss)	7	(1.2)	(0.3)
Tax effect	(1.9)	0.5	0.1
Reclassification adjustment	1.6	0.6	0.7
Tax effect	(0.6)	(0.3)	(0.2)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.1	(0.4)	0.3
Pension and postretirement
(Losses) gains arising during the period	(281.9)	(35.9)	73
Tax effect	99	12.7	(32.1)
Reclassification adjustment	26.2	16.5	11.2
Tax effect	(9)	(5.6)	(3.9)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Total	(165.7)	(12.3)	48.2
Foreign currency translation (losses) gains	(96.6)	(12.7)	223.6
Net other comprehensive (loss) income	(260.3)	5.1	306
Comprehensive Income	$ 782	$ 462.7	$ 417.9

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
A.	SIGNIFICANT ACCOUNTING POLICIES

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in two principal segments: (1) the design, manufacture and distribution of light-, medium- and heavy-duty commercial trucks and related aftermarket parts and (2) finance and leasing products and services provided to customers and dealers. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and sells trucks and parts to customers in Asia, Africa and South America.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition:

Truck and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of the future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term.

Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Accordingly, there were no finance receivables more than 90 days past due still accruing interest at December 31, 2011 or 2010. Recognition is resumed if the receivable becomes contractually current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not modified), or after the customer has made scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of 90 days or less.

Marketable Debt Securities: The Company’s investments in marketable debt securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive income.

The Company utilizes third-party pricing services for all of its marketable debt security valuations. The Company reviews the pricing methodology used by the third-party pricing services including the manner employed to collect market information. On a periodic basis, the Company also performs review and validation procedures on the pricing information received from the third-party providers. These procedures help ensure that the fair value information used by the Company is determined in accordance with applicable accounting guidance.

The Company evaluates its investment in marketable securities at the end of each reporting period to determine if a decline in fair value is other-than-temporary. Realized losses are recognized upon management’s determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment, including whether the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk.

In assessing default risk, the Company considers the collectability of principal and interest payments by monitoring changes to issuers’ credit ratings, specific credit events associated with individual issuers as well as the credit ratings of any financial guarantor, and the extent and duration to which amortized cost exceeds fair value.

In assessing market interest rate risk, including benchmark interest rates and credit spreads, the Company considers its intent for selling the securities and whether it is more likely than not the Company will be able to hold these securities until the recovery of any unrealized losses.

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost on the balance sheet, net of allowances.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Finance leases – Finance leases are retail direct financing leases and sales-type finance leases, which lease equipment to retail customers and dealers. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing is floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Interest and other – Interest and other receivables are interest on loans and leases and other amounts due within one year in the normal course of business.

Allowance for Credit Losses:

Truck and Other: The Company historically has not experienced significant losses on trade and other receivables in its Truck and Other businesses. The allowance for credit losses for Truck and Other was $3.2 and $3.5 for the years ended December 31, 2011 and 2010, respectively, and net charge-offs were $1.1, $.2 and $1.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

Financial Services: The Company continuously monitors the payment performance of all its finance receivables. The Company evaluates its finance receivables collectively and, in some cases, individually. For large customers and dealers with wholesale financing, the Company regularly reviews their financial statements and makes site visits and phone contacts as appropriate. If the Company becomes aware of circumstances that could cause those customers or dealers to face financial difficulty, whether or not they are past due, the customers are placed on a watch list.

The Company may modify loans and finance leases for commercial reasons or for credit reasons for customers having difficulty making payments under the contract terms. When customer accounts are modified, the Company thoroughly evaluates the creditworthiness of the customers and modifies accounts that the Company considers likely to perform under the modified terms. It is rare for the Company to grant credit modifications for customers that do not meet minimum underwriting standards since the Company normally repossesses the financed equipment in these circumstances. The Company’s credit modifications for customers that do not meet minimum underwriting standards are classified as troubled debt restructurings (TDRs). On average, modifications extend contractual terms less than three months. Modifications did not have a significant effect on the weighted average term or interest rate of the portfolio. When granting modifications, the Company rarely forgives principal or interest or reduces interest rates.

The Company has developed a systematic methodology for determining the allowance for credit losses for its two portfolio segments, retail and wholesale. The retail segment includes retail loans and direct and sales-type finance leases, net of unearned interest. The wholesale segment includes wholesale financing loans to dealers that are collateralized by the trucks being financed. The wholesale segment generally has less risk than the retail segment. Wholesale receivables are shorter in duration than retail receivables, and the Company requires monthly reporting of the wholesale dealer’s financial condition, conducts periodic audits of the trucks being financed and in many cases, obtains personal guarantees or other security such as dealership assets. The allowance for credit losses consists of both specific and general reserves.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually consist of customers on non-accrual status, all wholesale accounts, certain large retail accounts with past-due balances or that otherwise are determined to be at a higher risk of credit loss, and loans which have been modified as TDRs. A receivable is considered impaired if it is probable the Company will be unable to collect all contractual interest and principal payments as scheduled. Large balance impaired receivables are individually evaluated to determine the appropriate reserve for losses. Small balance impaired receivables with similar risk characteristics are evaluated as a separate pool. Impaired receivables are considered collateral dependent. Accordingly, the evaluation of individual reserves is based on the fair value of the associated collateral (estimated sales proceeds less the costs to sell). When the underlying collateral fair value exceeds the Company’s loss exposure, no individual reserve is recorded. The Company uses a pricing model to assist in valuing the underlying collateral and categorizes the fair value as Level 2 in the hierarchy of fair value measurement. The pricing model is reviewed quarterly and updated as appropriate. The pricing model considers the make, model and year of the equipment as well as recent sales prices of comparable equipment. The fair value of the collateral is determined based on management’s evaluation of numerous factors such as the pricing model value, overall condition of the equipment, whether the Company will dispose of the equipment through wholesale or retail channels, as well as economic trends affecting used equipment values.

For finance receivables that are evaluated collectively, the Company determines the general allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates, the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. The amount is then compared to the allowance for credit loss balance (after charge-offs for the current period) and an appropriate adjustment is made. In determining the general allowance for credit losses, loans and finance leases are evaluated together since they relate to a similar customer base, their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral.

After determining the appropriate level of the allowance for credit losses, the provision for losses on finance receivables is charged to income as necessary to reflect management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio. Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession and charge-off is not significant. In cases where repossession is delayed (e.g., for legal proceedings), the Company records partial charge-offs. The charge-off is determined by comparing the fair value of the collateral, less cost to sell, to the recorded investment.

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the U.S. is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method.

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) by the Company is accounted for as an operating lease. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to seven years. Estimated useful lives of the equipment range from four to nine years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets, Goodwill and Other Intangible Assets: The Company evaluates the carrying value of property, plant, equipment and other intangible assets when events and circumstances warrant a review. Goodwill is tested for impairment at least on an annual basis. Impairment charges were insignificant during the three years ended December 31, 2011.

Product Support Liabilities: Product support liabilities are estimated future payments related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one-year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. PACCAR periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience.

Derivative Financial Instruments: Derivative financial instruments are used to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment.

The Company has elected not to offset derivative positions in the balance sheet with the same counterparty under the same master netting agreements. The Company is not required to post or receive collateral under these agreements. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2011.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation: For most of PACCAR’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive income (loss). PACCAR uses the U.S. dollar as the functional currency for all but one of its Mexican subsidiaries, which uses the local currency. For the U.S. functional currency entities in Mexico, inventories, cost of sales, property, plant and equipment and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of commons shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method. The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31,	2011	2010	2009
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 gives additional guidance to companies to assist in determining troubled debt restructurings. The Company adopted ASU 2011-02 in the third quarter of 2011; the implementation of this amendment resulted in additional disclosure (see Note D) but did not have a significant impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. While many of the amendments are clarifications to the existing guidance and are intended to align U.S. GAAP and IFRS, the ASU changes some fair value measurement principles and disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company is evaluating the impact of the ASU on its consolidated financial statements.

The FASB issued ASU 2011-05, Presentation of Comprehensive Income, subsequently amended by ASU 2011-12 in December 2011. This new guidance is effective for fiscal years, including interim periods, beginning after December 15, 2011. The new guidance requires entities to present components of net income and other comprehensive income in either a combined financial statement or in two separate but consecutive statements of net income and other comprehensive income. The Company is currently evaluating which method to adopt as required in 2012.

In September 2011, the FASB issued ASU 2011-08 amending the guidance on testing goodwill for impairment. This amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative impairment test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company early adopted ASU 2011-08 in the fourth quarter of 2011 with no impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, Employer Disclosure Requirements for Multiemployer Pension Plans. This amendment requires employers participating in material multi-employer pension and other postretirement benefit plans to provide additional quantitative and qualitative disclosures to give users more detailed information about an employer’s involvement in multi-employer plans. The Company adopted ASU 2011-09 in the fourth quarter of 2011; the implementation of this amendment resulted in additional disclosures (see Note L), but did not have an impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires all entities with financial instruments and derivatives that are either offset on the balance sheet, or subject to a master netting arrangement, to provide expanded disclosures about the nature of the rights of offset. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the expanded disclosures in 2013.

INVESTMENTS IN MARKETABLE DEBT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN MARKETABLE DEBT SECURITIES
B.	INVESTMENTS IN MARKETABLE DEBT SECURITIES

Marketable debt securities consisted of the following at December 31:

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

2010	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$364.9	$.8	$.3	$365.4
U.S. corporate securities	27.3	.3		27.6
U.S. government and agency securities	2.7			2.7
Non-U.S. corporate securities	37.0			37.0
Other debt securities	17.8			17.8

	$449.7	$1.1	$.3	$450.5

The cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Amortization, accretion, interest and dividend income and realized gains and losses are included in investment income. The cost of securities sold is based on the specific identification method. The proceeds from sales and maturities of marketable securities during 2011 were $1,142.4. Gross realized gains were $3.2, $.7 and $1.2 and gross realized losses were $1.3, $.1 and $.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

The fair value of marketable debt securities that have been in an unrealized loss position for 12 months or greater at December 31, 2011 was $8.0 and the associated unrealized loss was $.1. The Company had no marketable debt securities in an unrealized loss position for 12 months or greater at December 31, 2010.

For the investment securities in gross unrealized loss positions identified above, the Company does not intend to sell the investment securities, it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Contractual maturities at December 31, 2011 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$259.7	$260.1
One to five years	633.9	642.9
Ten or more years	7.1	7.1

	$900.7	$910.1

Marketable debt securities included $7.1 and $12.2 of variable-rate demand obligations (VRDOs) at December 31, 2011 and 2010, respectively. VRDOs are debt instruments with long-term scheduled maturities which have interest rates that reset periodically.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
C.	INVENTORIES

Inventories include the following:

At December 31,	2011	2010
Finished products	$436.2	$370.1
Work in process and raw materials	439.6	322.2

	875.8	692.3
Less LIFO reserve	(165.4)	(158.3)

	$710.4	$534.0

Inventories valued using the LIFO method comprised 45% and 38% of consolidated inventories before deducting the LIFO reserve at December 31, 2011 and 2010, respectively. During 2010, inventory quantities declined which provided a pretax favorable income effect from the liquidation of LIFO inventory of $15.0.

FINANCE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
FINANCE AND OTHER RECEIVABLES
D.	FINANCE AND OTHER RECEIVABLES

Finance and other receivables include the following:

At December 31,	2011	2010
Loans	$3,114.8	$2,713.9
Retail direct financing leases	2,187.8	2,005.0
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111.0	109.3
Unearned interest: Finance leases	(327.8)	(299.3)

	7,398.7	6,215.9

Less allowance for losses:
Loans, leases and other	(127.3)	(137.5)
Dealer wholesale financing	(11.7)	(7.5)

	$7,259.7	$6,070.9

The net activity of sales-type finance leases, dealer direct loans and dealer wholesale financing on new trucks is shown in the operating section of the Consolidated Statements of Cash Flows since those receivables finance the sale of Company inventory.

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES

2012	$1,108.9	$908.7
2013	800.1	685.4
2014	574.5	511.5
2015	394.8	352.6
2016	208.8	219.3
Thereafter	27.7	96.7

	$3,114.8	$2,774.2

Estimated residual values included with finance leases amounted to $209.4 in 2011 and $165.3 in 2010. Experience indicates the majority of dealer wholesale financing will be repaid within one year. In addition, repayment experience indicates that some loans, leases and other finance receivables will be paid prior to contract maturity, while others may be extended or modified.

Allowance for Credit Losses: The allowance for credit losses is summarized as follows:

	2011
	WHOLESALE	RETAIL	TOTAL
Balance at January 1	$7.5	$137.5	$145.0
Provision for losses	5.8	35.6	41.4
Charge-offs	(1.4)	(57.5)	(58.9)
Recoveries		13.9	13.9
Currency translation	(.2)	(2.2)	(2.4)

Balance at December 31	$11.7	$127.3	$139.0

	2010			2009
	WHOLESALE	RETAIL	TOTAL	TOTAL
Balance at January 1	$10.5	$157.1	$167.6	$178.3
Provision for losses	.2	60.8	61.0	90.8
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)
Recoveries	.3	14.2	14.5	7.0
Currency translation	(.6)	.3	(.3)	6.7

Balance at December 31	$7.5	$137.5	$145.0	$167.6

Information regarding finance receivables evaluated individually and collectively is as follows:

	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$96.0	$114.4
Allowance for finance receivables evaluated individually	2.2	25.7	27.9

Recorded investment for finance receivables evaluated collectively	$1,498.7	$5,674.6	$7,173.3
Allowance for finance receivables evaluated collectively	9.5	101.6	111.1

At December 31, 2010	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

The recorded investment of finance receivables that are on non-accrual status in the wholesale segment and the fleet and owner/operator portfolio classes (see impaired loans below) as of December 31, 2011 are $18.4, $63.9 and $17.6, as compared to $3.4, $72.2 and $33.9 as of December 31, 2010, respectively.

Impaired Loans: The Company’s impaired loans are segregated by portfolio class. A portfolio class of receivables is a subdivision of a portfolio segment with similar measurement attributes, risk characteristics and common methods to monitor and assess credit risk. The Company’s retail segment is subdivided into the fleet and owner/operator classes. Fleet consists of retail accounts with customers operating more than five trucks. All others are owner/operator. All impaired loans have a specific reserve and are summarized as follows:

	2011
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5	$57.8
Associated allowance	(2.2)	(6.0)	(2.6)	(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9	$47.0
Unpaid principal balance	18.4	27.9	11.5	57.8
Average recorded investment	14.4	28.7	13.6	56.7
Interest income recognized	.4	2.7	2.0	5.1

	2010
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2

Unpaid principal balance	3.4	21.5	17.8	42.7

Average recorded investment	7.8	31.7	18.8	58.3

Interest income recognized	.1	1.7	.2	2.0

Credit Quality: The Company’s customers are principally concentrated in the transportation industry in North America, Europe and Australia. On a geographic basis, there is a proportionate concentration of credit risk in each area. The Company retains as collateral a security interest in the related equipment.

At the inception of each contract, the Company considers the credit risk based on a variety of criteria, including prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios and other internal metrics. On an ongoing basis, the Company monitors the credit exposure based on past-due status and collection experience as the Company has found a meaningful correlation between the past-due status of customers and the risk of loss.

The Company has three credit quality indicators: performing, watch and at-risk. Performing accounts pay in accordance with the contractual terms and are not considered high risk. Watch accounts include past-due and large high-risk accounts that are not impaired. At-risk accounts are accounts that are impaired including TDRs, accounts over 90 days past due and other accounts on non-accrual status. The Company uses historical data and expectations about the future to estimate default rates for each credit quality indicator as of December 31, 2011. The table below summarizes the Company’s finance receivables by credit quality indicator and portfolio class.

	00000000000	00000000000	00000000000	00000000000
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$1,451.9	$4,262.8	$1,361.0	$7,075.7
Watch	46.7	37.2	13.7	97.6
At-risk	18.4	76.5	19.5	114.4

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	00000000000	00000000000	00000000000	00000000000
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

The table below summarizes the Company’s financing receivables by aging category.

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$1,490.0	$4,321.8	$1,365.2	$7,177.0
31 - 60 days past-due	9.1	8.7	11.9	29.7
Greater than 60 days past-due	17.9	46.0	17.1	81.0

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

Troubled Debt Restructurings: The Company modifies loans and finance leases as a normal part of its Financial Services operations. The Company’s modifications typically result in granting more time to pay the contractual amounts owed and charging a fee and additional interest for the modification. The Company rarely forgives principal or accrued interest and may require principal and accrued interest payments at the time of modification. When the Company modifies loans and finance leases for customers in financial difficulty and grants a concession, the modifications are classified as TDRs. For the year ended December 31, 2011, the decrease in the recorded investment for loans and leases modified as TDRs was $.2 resulting in post-modification recorded investment of $33.1. At modification date, the pre- and post-modification recorded investment balances by portfolio class are as follows:

	FLEET	OWNER / OPERATOR	TOTAL
Pre-Modification Recorded Investment	$27.7	$5.6	$33.3
Post-Modification Recorded Investment	$27.5	$5.6	$33.1

The balance of TDRs was $26.0 and $6.5 at December 31, 2011 and 2010.

The recorded investment in finance receivables modified as TDRs during the previous twelve months that subsequently defaulted (i.e., became more than 30 days past-due) in the year ended December 31, 2011 was $3.7 and $.6 for fleet and owner/operator, respectively. The TDRs that subsequently defaulted did not significantly impact the Company’s allowance for losses at December 31, 2011.

Repossessions: When the Company determines a customer is not likely to meet its contractual commitments, the Company repossesses the vehicles which serve as collateral for the loans, finance leases and equipment under operating lease. The Company records the vehicles as used truck inventory included in Financial Services other assets on the balance sheet. The balance of repossessed inventory at December 31, 2011 and 2010 is $16.0 and $15.6 respectively. Proceeds from the sales of repossessed assets were $80.1, $135.3 and $202.5 for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are included in proceeds from asset disposals in the consolidated statements of cash flows.

EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
E.	EQUIPMENT ON OPERATING LEASES

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2011	2010	2011	2010
Equipment on operating leases	$939.0	$776.8	$2,373.2	$2,118.6
Less allowance for depreciation	(259.9)	(240.6)	(662.5)	(635.5)

	$679.1	$536.2	$1,710.7	$1,483.1

Annual minimum lease payments due on Financial Services operating leases beginning January 1, 2012 are $406.5, $285.7, $195.4, $90.2, $32.1 and $4.7 thereafter.

When the equipment is sold subject to an RVG, the full sales price is received from the customer. A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue. These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2011	2010
Residual value guarantees	$320.0	$250.6
Deferred lease revenues	392.0	313.2

	$712.0	$563.8

The deferred lease revenue is amortized on a straight-line basis over the RVG contract period. At December 31, 2011, the annual amortization of deferred revenues beginning January 1, 2012 is $55.7, $86.8, $84.0, $51.2, $32.0 and $10.3 thereafter. Annual maturities of the RVGs beginning January 1, 2012 are $68.3, $106.4, $102.9, $62.7, $39.1 and $12.6 thereafter.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
F.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2011	2010
Land		$211.6	$200.7
Buildings and improvements	10-40 years	938.7	940.3
Machinery, equipment and production tooling	3-12 years	2,387.9	2,335.2
Construction in progress		552.2	176.0

		4,090.4	3,652.2
Less allowance for depreciation		(2,117.1)	(1,978.5)

		$1,973.3	$1,673.7

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER
G.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER

Accounts payable, accrued expenses and other include the following:

At December 31,	2011	2010
Truck and Other:
Accounts payable	$1,098.9	$707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9

	$2,377.4	$1,676.5

PRODUCT SUPPORT LIABILITIES	12 Months Ended
Dec. 31, 2011
PRODUCT SUPPORT LIABILITIES
H.	PRODUCT SUPPORT LIABILITIES

Changes in product support liabilities are summarized as follows:

	2011	2010	2009
Beginning balance	$372.2	$386.4	$450.4
Cost accruals and revenue deferrals	304.3	172.4	169.0
Payments and revenue recognized	(219.6)	(171.3)	(245.6)
Currency translation	(8.2)	(15.3)	12.6

Ending balance	$448.7	$372.2	$386.4

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2011	2010
Truck and Other:
Accounts payable, accrued expenses and other	$310.4	$231.3
Other liabilities	74.6	83.2
Financial Services:
Deferred taxes and other liabilities	63.7	57.7

	$448.7	$372.2

BORROWINGS AND CREDIT ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
BORROWINGS AND CREDIT ARRANGEMENTS
I.	BORROWINGS AND CREDIT ARRANGEMENTS

Truck and Other long-term debt at December 31, 2011 and 2010, consisted of $150.0 of notes with an effective interest rate of 6.9% which mature in 2014.

Financial Services borrowings include the following:

	2011		2010
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS

Commercial paper	1.3%	$3,673.6	2.2%	$2,126.4
Medium-term bank loans	6.9%	236.3	7.8%	245.3

		3,909.9		2,371.7
Term notes	3.4%	2,595.5	4.6%	2,730.8

	2.3%	$6,505.4	3.8%	$5,102.5

The term notes of $2,595.5 and $2,730.8 at December 31, 2011 and 2010 include an increase in fair value of $7.1 and $9.6, respectively, for notes designated as fair value hedges. The effective rate is the weighted average rate as of December 31, 2011 and 2010 and includes the effects of interest rate contracts.

The annual maturities of the financial services borrowings are as follows:

	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
Beginning January 1, 2012
2012	$3,673.6	$45.6	$620.0	$4,339.2
2013		17.2	550.0	567.2
2014		173.5	1,288.8	1,462.3
2015			129.6	129.6

	$3,673.6	$236.3	$2,588.4	$6,498.3

Interest paid on borrowings was $192.1, $230.2 and $267.6 in 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company capitalized interest on borrowings of $10.3, $10.3 and $2.3, respectively, in Truck and Other.

The primary sources of borrowings in the capital markets are commercial paper and medium-term notes issued in the public markets, and to a lesser extent, bank loans. The medium-term notes are issued by PACCAR Inc, PACCAR Financial Corp. (PFC), PACCAR Financial Europe and PACCAR Financial Mexico.

In December 2011, PACCAR Inc filed a shelf registration under the Securities Act of 1933. The current registration expires in the fourth quarter of 2014 and does not limit the principal amount of debt securities that may be issued during the period. The total amount of medium-term notes outstanding for PACCAR Inc as of December 31, 2011 is $870.0.

In November 2009, the Company’s U.S. finance subsidiary, PFC, filed a shelf registration under the Securities Act of 1933. The total amount of medium-term notes outstanding for PFC as of December 31, 2011 was $1,350.0. The registration expires in the fourth quarter of 2012 and does not limit the principal amount of debt securities that may be issued during the period.

At December 31, 2011, PACCAR’s European finance subsidiary, PACCAR Financial Europe, had €1,100.0 available for issuance under a €1,500.0 medium-term note program registered with the London Stock Exchange. The program was renewed in the second quarter of 2011 and is renewable annually through the filing of a new prospectus.

In April 2011, PACCAR Financial Mexico registered a 10,000.0 peso medium-term note and commercial paper program with the Comision Nacional Bancaria y de Valores. The registration expires in 2016 and limits the amount of commercial paper (up to one year) to 5,000.0 pesos. At December 31, 2011, 8,820.0 pesos remained available for issuance. In August 2011, PACCAR Mexico’s 7,000.0 peso medium-term note program with the Comision Nacional Bancaria y de Valores, registered in June 2008, expired.

The Company has line of credit arrangements of $3,550.0, of which $3,313.7 was unused at the end of December 2011. Included in these arrangements is $3,000.0 of syndicated bank facilities. Of the $3,000.0 bank facilities, $1,000.0 matures in June 2012, $1,000.0 matures in June 2013 and $1,000.0 matures in June 2016. The Company intends to replace these credit facilities as they expire with facilities of similar amounts and duration. These credit facilities are maintained primarily to provide backup liquidity for commercial paper borrowings and maturing medium-term notes. There were no borrowings under the syndicated bank facilities for the year ended December 31, 2011.

LEASES	12 Months Ended
Dec. 31, 2011
LEASES
J.	LEASES

The Company leases certain facilities and computer equipment under operating leases. Leases expire at various dates through the year 2019. At January 1, 2012, annual minimum rent payments under non-cancelable operating leases having initial or remaining terms in excess of one year are $23.5, $14.7, $8.8, $6.0, $3.6 and $1.6 thereafter. For the years ended December 31, 2011, 2010 and 2009, total rental expenses under all leases amounted to $29.0, $29.7 and $40.6, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
K.	COMMITMENTS AND CONTINGENCIES

The Company is involved in various stages of investigations and cleanup actions in different countries related to environmental matters. In certain of these matters, the Company has been designated as a “potentially responsible party” by domestic and foreign environmental agencies. The Company has an accrual to provide for the estimated costs to investigate and complete cleanup actions where it is probable that the Company will incur such costs in the future. Expenditures related to environmental activities in the years ended December 31, 2011, 2010 and 2009 were $1.2, $1.3 and $1.3, respectively.

While the timing and amount of the ultimate costs associated with future environmental cleanup cannot be determined, management expects that these matters will not have a significant effect on the Company’s consolidated financial position.

At December 31, 2011, PACCAR had standby letters of credit of $17.5, which guarantee various insurance and financing activities. At December 31, 2011, PACCAR’s financial services companies, in the normal course of business, had outstanding commitments to fund new loan and lease transactions amounting to $378.1. The commitments generally expire in 90 days. The Company had other commitments, primarily to purchase production inventory and related equipment, amounting to $154.0 in 2012 and $373.3 thereafter.

PACCAR is a defendant in various legal proceedings and, in addition, there are various other contingent liabilities arising in the normal course of business. After consultation with legal counsel, management does not anticipate that disposition of these proceedings and contingent liabilities will have a material effect on the consolidated financial statements.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
L.	EMPLOYEE BENEFITS

Severance Costs: The Company did not incur significant severance expense in 2011 or 2010. During the year ended December 31, 2009, the Company incurred severance costs of $25.9.

Defined Benefit Pension Plans: PACCAR has several defined benefit pension plans, which cover a majority of its employees. The Company evaluates its actuarial assumptions on an annual basis and considers changes based upon market conditions and other factors.

The Company funds its pensions in accordance with applicable employee benefit and tax laws. The Company contributed $84.7 to its pension plans in 2011 and $61.8 in 2010. The Company expects to contribute in the range of $100.0 to $150.0 to its pension plans in 2012, of which $14.2 is estimated to satisfy minimum funding requirements. Annual benefits expected to be paid beginning January 1, 2012 are $63.6, $66.6, $72.0, $76.0, $81.8 and for the five years thereafter, a total of $474.1.

Plan assets are invested in global equity and debt securities through professional investment managers with the objective to achieve targeted risk adjusted returns and maintain liquidity sufficient to fund current benefit payments. Typically, each defined benefit plan has an investment policy that includes a target for asset mix including maximum and minimum ranges for allocation percentages by investment category. The actual allocation of assets may vary at times based upon rebalancing policies and other factors. The Company periodically assesses the target asset mix by evaluating external sources of information regarding the long-term historical return, volatilities and expected future returns for each investment category. In addition, the long-term rates of return assumptions for pension accounting are reviewed annually to ensure they are appropriate. Target asset mix and forecast long-term returns by asset category are considered in determining the assumed long-term rates of return, although historical returns realized are given some consideration.

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 -70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

At December 31, 2010	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$38.1	$431.3	$469.4
Global equities			394.8	394.8

Total equities	50 - 70%	38.1	826.1	864.2

Fixed income:
U.S. fixed income		208.5	172.1	380.6
Non-U.S. fixed income			171.0	171.0

Total fixed income	30 - 50%	208.5	343.1	551.6

Cash and other		2.7	26.9	29.6

Total plan assets		$249.3	$1,196.1	$1,445.4

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2011	2010
Weighted average assumptions:
Discount rate	4.5%	5.4%
Rate of increase in future compensation levels	3.9%	3.9%
Assumed long-term rate of return on plan assets	6.9%	7.2%

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2011	2010
Change in projected benefit obligation:
Benefit obligation at January 1	$1,485.6	$1,324.8
Service cost	45.5	37.5
Interest cost	81.6	76.5
Benefits paid	(59.5)	(56.2)
Actuarial loss	259.1	99.7
Currency translation and other	(7.5)	.4
Participant contributions	3.3	2.9

Projected benefit obligation at December 31	$1,808.1	$1,485.6

Change in plan assets:
Fair value of plan assets at January 1	$1,445.4	$1,276.3
Employer contributions	84.7	61.8
Actual return on plan assets	79.0	162.6
Benefits paid	(59.5)	(56.2)
Currency translation and other	(3.0)	(2.0)
Participant contributions	3.3	2.9

Fair value of plan assets at December 31	1,549.9	1,445.4

Funded status at December 31	$(258.2)	$(40.2)

Amounts recorded on balance sheet:	2011	2010
Other noncurrent assets	$.4	$47.1
Other liabilities	(258.6)	(87.3)
Accumulated other comprehensive loss:
Actuarial loss	469.3	302.8
Prior service cost	8.3	9.0
Net initial transition amount	.5	.6

Of the December 31, 2011 amounts in accumulated other comprehensive loss, $42.6 of unrecognized actuarial loss and $1.5 of unrecognized prior service cost are expected to be amortized into net pension expense in 2012.

The accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans was $1,594.9 at December 31, 2011 and $1,350.3 at December 31, 2010.

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2011	2010
Projected benefit obligation	$304.8	$266.5
Accumulated benefit obligation	286.7	253.7
Fair value of plan assets	191.1	193.9

The components of pension expense are as follows:

Year Ended December 31,	2011	2010	2009
Service cost	$45.5	$37.5	$36.2
Interest on projected benefit obligation	81.6	76.5	71.1
Expected return on assets	(105.1)	(98.2)	(93.1)
Amortization of prior service costs	1.5	1.8	1.7
Recognized actuarial loss	24.7	14.7	9.5
Curtailment gain			(.1)

Net pension expense	$48.2	$32.3	$25.3

Multi-employer Plans: The Company participates in multi-employer plans in the U.S. and Europe. These are typically under collective bargaining agreements and cover its union-represented employees. The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER	COMPANY CONTRIBUTIONS
PENSION PLAN			2011	2010	2009
Metal and Electrical Engineering Industry Pension Fund		135668	$22.7	$22.2	$28.8
Western Metal Industry Pension	91-6033499	001	1.8	.5	.7
Other Plans			.6	.5	1.1

			$25.1	$23.2	$30.6

The Company contributions shown in the table above approximates the multi-employer pension expense for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Metal and Electrical Engineering Industry Pension Fund is a multi-employer union plan incorporating all DAF employees in the Netherlands and is covered by a collective bargaining agreement that will expire on June 30, 2013. The Company’s contributions were less than 5% of the total contributions to the plan for the last two reporting periods ending December 2010. The plan is required by law (the Netherlands Pension Act) to have a coverage ratio in excess of 100%. Because the coverage ratio of the plan is currently less than 100%, a funding improvement plan has been implemented which requires additional premiums to be paid by the Company.

The Western Metal Industry Pension Plan is located in the U.S. and is covered by a collective bargaining agreement that will expire on October 30, 2015. In accordance with the U.S. Pension Protection Act of 2006, the plan was certified as critical (red) status and a funding improvement plan has been implemented requiring an under-funded penalty of approximately 10% of the base contribution. For the last two reporting periods ending December 2010, contributions by the Company were greater than 5% and less than 10% of the total contributions to the plan.

Other plans are principally located in the U.S. For the last two reporting periods, none are under funding improvement plans and Company contributions to these plans are less than 5% of each plan’s total contributions.

There were no significant changes for the multi-employer plans in the periods presented that affected comparability between periods.

Defined Contribution Plans: The Company has certain defined contribution benefit plans whereby it generally matches employee contributions up to 5% of base wages. The largest plan is in the U.S. where participants are non–union employees. The Company match in the U.S. was 5%, 3% and 1% in 2011, 2010 and 2009, respectively. Other plans are located in Australia, Canada, the Netherlands and Belgium. Expenses for these plans were $29.3, $23.0 and $16.8 in 2011, 2010 and 2009, respectively.

Postretirement Medical & Life Insurance Plans: During the second quarter of 2009, the Company discontinued subsidizing postretirement medical costs for the majority of its U.S. employees and recognized a curtailment gain of $47.7. The Company also recognized a curtailment gain of $18.3 in the third quarter of 2009 for the discontinuation of postretirement healthcare related to the permanent closure of the Peterbilt facility in Madison, Tennessee. The unfunded amount at December 31, 2011 and 2010 and postretirement expense for the years ended December 31, 2011, 2010 and 2009 were not significant.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
M.	INCOME TAXES

The Company’s tax rate is based on income and statutory tax rates in the various jurisdictions in which the Company operates. Tax law requires certain items to be included in the Company’s tax returns at different times than the items reflected in the Company’s financial statements. As a result, the Company’s annual tax rate reflected in its financial statements is different than that reported in its tax returns. Some of these differences are permanent, such as expenses that are not deductible in the Company’s tax return, and some differences reverse over time, such as depreciation expense. These temporary differences create deferred tax assets and liabilities. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2011	2010	2009

Domestic	$607.0	$186.3	$79.1
Foreign	899.9	474.0	95.9

	$1,506.9	$660.3	$175.0

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2011	2010	2009
Current provision (benefit):
Federal	$.4	$24.5	$(102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3

	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1

	224.1	46.3	159.7

	$464.6	$202.7	$63.1

Tax benefits recognized for net operating loss carryforwards were $14.2, $9.0 and $27.8 for the years ended 2011, 2010 and 2009, respectively.

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Qualified dividends to defined contribution plan	(.6)	(.7)	(2.3)
Research and development credit	(.3)	(.5)	(2.1)
Tax on foreign earnings	(3.3)	(3.9)	.8
Tax contingencies	(.6)	(.8)	2.2
Mexican tax law change			6.5
Other, net	.6	1.6	(4.0)

	30.8%	30.7%	36.1%

U.S. income taxes are not provided on the undistributed earnings of the Company’s foreign subsidiaries that are considered to be indefinitely reinvested. At December 31, 2011, the amount of undistributed earnings which are considered to be indefinitely reinvested is $3,374.9. It is not practicable to estimate the amount of unrecognized U.S. taxes on these earnings.

Included in domestic taxable income for 2011, 2010 and 2009 are $311.0, $169.0 and $31.4 of foreign earnings, respectively, which are not indefinitely reinvested, for which domestic taxes of $28.5, $16.5 and $3.7, respectively, were provided as the difference between the domestic and foreign rate on those earnings.

At December 31, 2011, the Company had net operating loss carryforwards of $280.5, of which $195.1 were in foreign subsidiaries and $85.4 were in the U.S. The related deferred tax asset was $58.6. The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws. At December 31, 2011, the Company has U.S. tax credit carryforwards of $15.8, most of which expire in 2020. The future tax benefits of net operating loss and credit carryforwards are evaluated on a regular basis, including a review of historical and projected operating results.

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Assets:
Accrued expenses	$138.6	$112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9

	446.3	382.5
Valuation allowance	(16.4)	(12.4)

	429.9	370.1

Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)

	(895.2)	(699.4)

Net deferred tax liability	$(465.3)	$(329.3)

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Truck and Other:
Other current assets	$126.0	$98.8
Other noncurrent assets	126.3	79.2
Accounts payable, accrued expenses and other	(1.0)
Other liabilities	(41.0)	(26.7)
Financial Services:
Other assets	55.1	48.9
Deferred taxes and other liabilities	(730.7)	(529.5)

Net deferred tax liability	$(465.3)	$(329.3)

Cash paid for income taxes was $284.0, $82.9 and $67.3 in 2011, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$43.1	$37.0	$33.0
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(.7)	(9.2)	(1.4)

Balance at December 31	$18.3	$43.1	$37.0

The Company had $16.3 and $40.6 of related assets at December 31, 2011 and 2010. All of the unrecognized tax benefits and related assets would impact the effective tax rate if recognized.

The Company recognized $1.7 of income related to interest and penalties in 2011. Accrued interest expense and penalties were $5.7 and $7.8 at December 31, 2011 and 2010, respectively.

The Company does not anticipate that there will be a material increase or decrease in the total amount of unrecognized tax benefits in the next twelve months. As of December 31, 2011, the United States Internal Revenue Service has completed examinations of the Company’s tax returns for all years through 2008. The Company’s tax returns for other major jurisdictions remain subject to examination for the years ranging from 2004 through 2011.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
N.	STOCKHOLDERS’ EQUITY

Accumulated Other Comprehensive (Loss) Income: Following are the components of accumulated other comprehensive (loss) income:

At December 31,	2011	2010	2009
Unrealized gain on investments	$9.4	$.8	$1.4
Tax effect	(2.8)	(.3)	(.5)

	6.6	.5	.9

Unrealized loss on derivative contracts	(32.3)	(27.1)	(73.4)
Tax effect	10.3	9.2	25.0

	(22.0)	(17.9)	(48.4)

Pension and postretirement:
Unrecognized:
Actuarial loss	(722.5)	(465.1)	(444.7)
Prior service cost	(12.3)	(13.9)	(14.7)
Net initial obligation	(.6)	(.7)	(.6)
Tax effect	257.3	167.3	159.9

	(478.1)	(312.4)	(300.1)

Currency translation adjustment	274.5	371.1	383.8

Accumulated other comprehensive (loss) income	$(219.0)	$41.3	$36.2

Other Capital Stock Changes: In 2011, the Company purchased and retired 9.2 million treasury shares. In April 2010, the Company retired .4 million of its common shares held as treasury stock.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
O.	DERIVATIVE FINANCIAL INSTRUMENTS

As part of its risk management strategy, the Company enters into derivative contracts to hedge against interest rate and foreign currency risk.

Interest-Rate Contracts: The Company enters into various interest-rate contracts, including interest-rate swaps and cross currency interest-rate swaps. Interest-rate swaps involve the exchange of fixed for floating rate or floating for fixed rate interest payments based on the contractual notional amounts in a single currency. Cross currency interest-rate swaps involve the exchange of notional amounts and interest payments in different currencies. The Company is exposed to interest rate and exchange rate risk caused by market volatility as a result of its borrowing activities. The objective of these contracts is to mitigate the fluctuations on earnings, cash flows and fair value of borrowings. Net amounts paid or received are reflected as adjustments to interest expense.

At December 31, 2011, the notional amount of the Company’s interest-rate contracts was $2,914.1. Notional maturities for all interest-rate contracts are $705.6 for 2012, $708.9 for 2013, $1,037.2 for 2014, $387.2 for 2015, $39.1 for 2016 and $36.1 thereafter. The majority of these contracts are floating to fixed swaps that effectively convert an equivalent amount of commercial paper and other variable rate debt to fixed rates.

Foreign-Exchange Contracts: The Company enters into foreign-exchange contracts to hedge certain anticipated transactions and assets and liabilities denominated in foreign currencies, particularly the Canadian dollar, the euro, the British pound, the Australian dollar and the Mexican peso. The objective is to reduce fluctuations in earnings and cash flows associated with changes in foreign currency exchange rates. At December 31, 2011, the notional amount of the outstanding foreign-exchange contracts was $185.7. Foreign-exchange contracts mature within one year.

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2011		2010
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$1.4		$9.1
Deferred taxes and other liabilities		$107.6		$107.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		.9
Accounts payable, accrued expenses and other		2.1		1.1

Total	$1.5	$109.7	$10.0	$108.6

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets	$.8
Deferred taxes and other liabilities		$.4		$3.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		$.1
Accounts payable, accrued expenses and other		.3		.3
Financial Services:
Deferred taxes and other liabilities		.1		.2

Total	$.9	$.8	$.1	$4.0

Fair Value Hedges: Changes in the fair value of derivatives designated as fair value hedges are recorded in earnings together with the changes in fair value of the hedged item attributable to the risk being hedged. The (income) or expense recognized in earnings related to fair value hedges was included in Interest and other borrowing expenses in the Financial Services segment as follows:

Year Ended December 31,	2011	2010
Interest-rate swaps	$(4.4)	$(1.0)
Term notes	$3.7	$.9

Cash Flow Hedges: Substantially all of the Company’s interest-rate contracts and some foreign-exchange contracts have been designated as cash flow hedges. Changes in the fair value of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income to the extent such hedges are considered effective. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 6.5 years.

Amounts in accumulated other comprehensive income are reclassified into net income in the same period in which the hedged transaction affects earnings. Net realized gains and losses from interest-rate contracts are recognized as an adjustment to interest expense. Net realized gains and losses from foreign-exchange contracts are recognized as an adjustment to cost of sales or to financial services interest expense, consistent with the hedged transaction. For the periods ended December 31, 2011 and 2010, the Company recognized gains on the ineffective portion of $.8 and $2.3, respectively.

The following table presents the pre-tax effects of derivative instruments recognized in earnings and OCI:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
(Gain) loss recognized in OCI:
Truck and Other		$(2.3)		$(.2)
Financial Services	$55.2		$77.0

Total	$55.2	$(2.3)	$77.0	$(.2)

(Income) expense reclassified from Accumulated OCI into income:

Truck and Other:
Cost of sales and revenues		$(4.1)		$(.4)
Financial Services:
Interest and other borrowing expenses	$51.8		$123.5

Total	$51.8	$(4.1)	$123.5	$(.4)

Of the $22.0 accumulated net loss on derivative contracts included in accumulated other comprehensive income (loss) as of December 31, 2011, $39.7 of losses, net of taxes, is estimated to be reclassified to interest expense or cost of sales in the following 12 months. The fixed interest earned on finance receivables will offset the amount recognized in interest expense, resulting in a stable interest margin consistent with the Company’s risk management strategy.

Economic Hedges: For other risk management purposes, the Company enters into derivative instruments not designated as hedges that do not qualify for hedge accounting. These derivative instruments are used to mitigate the risk of market volatility arising from borrowings and foreign currency denominated transactions. Changes in the fair value of economic hedges are recorded in earnings in the period in which the change occurs.

The (income) or expense recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck and Other:
Cost of sales and revenues		$.2		$.2
Interest and other (income) expense, net		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$(4.1)	(1.2)	(7.8)

Total	$(4.1)	$(3.8)	$(7.2)	$8.2

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
P.	FAIR VALUE MEASUREMENTS

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy of fair value measurements is described below.

Level 1 – Valuations are based on quoted prices that the Company has the ability to obtain in actively traded markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market or exchange traded market, valuation of these instruments does not require a significant degree of judgment.

Level 2 – Valuations are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuations are based on model-based techniques for which some or all of the assumptions are obtained from indirect market information that is significant to the overall fair value measurement and which require a significant degree of management judgment. The Company has no financial instruments requiring Level 3 valuation.

The Company uses the following methods and assumptions to measure fair value for assets and liabilities subject to recurring fair value measurements.

Marketable Securities: The Company’s marketable debt securities consist of municipal bonds, government obligations, investment-grade corporate obligations, commercial paper, asset-backed securities and term deposits.

The fair value of U.S. government obligations is based on quoted prices in active markets. These are categorized as Level 1. The fair value of non U.S. government bonds, municipal bonds, corporate bonds, asset-backed securities, commercial paper and term deposits is estimated using an industry standard valuation model, which is based on the income approach. The significant inputs into the valuation model include quoted interest rates, yield curves, credit rating of the security and other observable market information. These are categorized as Level 2.

Derivative Financial Instruments: The Company’s derivative contracts consist of interest-rate swaps, cross currency swaps and foreign currency exchange contracts. These derivative contracts are traded over the counter and their fair value is determined using industry standard valuation models, which are based on the income approach. The significant inputs into the valuation models include market inputs such as interest rates, yield curves, currency exchange rates, credit default swap spreads and forward spot rates. These contracts are categorized as Level 2.

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$365.4	$365.4
U.S. corporate securities		27.6	27.6
U.S. government and agency securities	$2.7		2.7
Non-U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Cross currency swaps		$73.8	$73.8
Interest-rate swaps		37.2	37.2
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

The Company used the following methods and assumptions to determine the fair value of financial instruments that are not recognized at fair value as described below.

Cash and Cash Equivalents: Carrying amounts approximate fair value.

Financial Services Net Receivables: For floating-rate loans, wholesale financings, and interest and other receivables, fair values approximate carrying values. For fixed-rate loans, fair values are estimated using discounted cash flow analysis based on current rates for comparable loans. Finance lease receivables and related allowance for credit losses provisions have been excluded from the accompanying table.

Debt: The carrying amounts of financial services commercial paper, variable-rate bank loans and variable-rate term notes approximate fair value. For fixed-rate debt, fair values are estimated using discounted cash flow analysis based on current rates for comparable debt.

Trade Receivables and Payables: Carrying amounts approximate fair value.

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2011		2010
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,740.1	$2,776.1	$2,444.1	$2,483.3

Liabilities:
Truck and Other fixed-rate debt	$150.0	$167.6	$173.5	$196.9
Financial Services fixed-rate debt	$1,958.6	$2,021.1	$1,870.7	$1,967.9

STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK COMPENSATION PLANS
Q.	STOCK COMPENSATION PLANS

PACCAR has certain plans under which officers and key employees may be granted options to purchase shares of the Company’s authorized but unissued common stock under plans approved by stockholders. Non-employee directors and certain officers may be granted restricted shares of the Company’s common stock under plans approved by stockholders. Options outstanding under these plans were granted with exercise prices equal to the fair market value of the Company’s common stock at the date of grant. Options expire no later than ten years from the grant date and generally vest after three years. Restricted stock awards generally vest over three years or earlier upon meeting certain age and service requirements.

The Company recognizes compensation cost on these options and restricted stock awards on a straight line basis over the requisite period the employee is required to render service. The maximum number of shares of the Company’s common stock authorized for issuance under these plans is 46.7 million shares and as of December 31, 2011, the maximum number of shares available for future grants was 18.3 million.

The estimated fair value of each option award is determined on the date of grant using the Black-Scholes-Merton option pricing model that uses assumptions noted in the following table. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility is based on historical volatility. The dividend yield is based on an estimated future dividend yield using projected net income for the next five years, implied dividends and Company stock price. The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2011	2010	2009
Risk-free interest rate	2.22%	2.48%	2.00%
Expected volatility	45%	44%	39%
Expected dividend yield	2.8%	2.5%	3.0%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$16.45	$11.95	$8.47

The fair value of options granted was $10.9, $11.7 and $10.0 for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of activity under the Company’s stock plans is presented below.

	2011	2010	2009
Intrinsic value of options exercised	$13.5	$33.7	$22.7
Cash received from stock option exercises	10.9	22.0	17.6
Tax benefit related to stock option exercises	4.7	10.8	7.1
Stock based compensation	13.8	8.5	9.5
Tax benefit related to stock based compensation	5.2	3.2	3.5

The summary of options as of December 31, 2011 and changes during the year then ended is presented below.

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	5,282,300	$32.18
Granted	660,200	50.50
Exercised	(536,100)	20.26
Cancelled	(431,000)	36.40

Options outstanding at December 31	4,975,400	$35.53	5.71	$25.4

Vested and expected to vest	4,865,800	$35.32	5.64	$25.3

Exercisable	2,704,600	$33.65	3.81	$18.3

*	Weighted Average

The fair value of restricted shares is determined based upon the stock price on the date of grant. The summary of nonvested restricted shares as of December 31, 2011 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	142,600	$38.25
Granted	117,200	51.38
Vested	(105,900)	44.40

Nonvested awards outstanding at December 31	153,900	$43.72

*	Weighted Average

As of December 31, 2011, there was $9.0 of total unrecognized compensation cost related to nonvested stock options, which is recognized over a remaining weighted average vesting period of 1.44 years. Unrecognized compensation cost related to nonvested restricted stock awards of $.7 is expected to be recognized over a remaining weighted average vesting period of .8 years.

A total of 187,500 performance based restricted stock awards were granted in 2008 and 2007 at a weighted-average fair value of $43.61. These awards vest after five years if the Company’s earnings per share growth over the same five year period meet or exceed certain performance goals. No matching shares were granted under this program in 2011, 2010 or 2009.

The fair value of the performance based restricted stock awards were determined based on the stock price on the grant date. Compensation expense for awards with performance conditions is recorded only when it is probable that the requirements will be achieved. As of December 31, 2011, 2010 and 2009, the attainment of the conditions of the awards was not considered probable.

SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND RELATED INFORMATION
R.	SEGMENT AND RELATED INFORMATION

PACCAR operates in two principal segments: Truck and Financial Services.

The Truck segment includes the manufacture of trucks and the distribution of related aftermarket parts, both of which are sold through a network of independent dealers. This segment derives a large proportion of its revenues and operating profits from operations in North America and Europe.

The Financial Services segment is composed of finance and leasing products and services provided to truck customers and dealers. Revenues are primarily generated from operations in North America and Europe.

Included in All Other is PACCAR’s industrial winch manufacturing business. Also within this category are other sales, income and expenses not attributable to a reportable segment, including a portion of corporate expense. Intercompany interest income on cash advances to the financial services companies is included in All Other and was $.6 for 2011 and nil for 2010 and 2009. Included in All Other income before income taxes of $42.2 in 2009 was $66.0 of curtailment gains and $22.2 of expense related to economic hedges. Geographic revenues from external customers are presented based on the country of the customer.

PACCAR evaluates the performance of its Truck segment based on operating profits, which excludes investment income, other income and expense and income taxes. The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2011	2010	2009
Revenues:
United States	$7,389.8	$4,195.8	$3,594.4
Europe	5,104.0	3,472.3	2,828.3
Other	3,861.4	2,624.8	1,663.8

	$16,355.2	$10,292.9	$8,086.5

Property, plant and equipment, net:
United States	$1,059.1	$846.4	$814.6
The Netherlands	467.1	381.6	452.8
Other	447.1	445.7	490.3

	$1,973.3	$1,673.7	$1,757.7

Equipment on operating leases, net:
United States	$871.2	$666.9	$686.6
United Kingdom	374.8	384.9	349.7
Germany	350.6	334.0	362.7
Other	793.2	633.5	618.0

	$2,389.8	$2,019.3	$2,017.0

Business Segment Data:	2011	2010	2009
Net sales and revenues:
Truck	$15,922.8	$9,591.3	$7,388.6
Less intersegment	(715.1)	(354.0)	(394.6)

Net Truck	15,207.7	9,237.3	6,994.0
All Other	118.2	87.8	82.7

Truck and Other	15,325.9	9,325.1	7,076.7
Financial Services	1,029.3	967.8	1,009.8

	$16,355.2	$10,292.9	$8,086.5

Income before income taxes:
Truck	$1,258.8	$501.0	$25.9
All Other	(26.5)	(15.3)	42.2

	1,232.3	485.7	68.1

Financial Services	236.4	153.5	84.6
Investment income	38.2	21.1	22.3

	$1,506.9	$660.3	$175.0

Depreciation and amortization:
Truck	$318.6	$276.7	$277.2
Financial Services	346.0	337.5	364.4
All Other	9.2	9.0	10.1

	$673.8	$623.2	$651.7

Expenditures for long-lived assets:
Truck	$879.1	$373.9	$324.2
Financial Services	934.3	505.6	646.0
All Other	28.2	4.3	.8

	$1,841.6	$883.8	$971.0

Segment assets:
Truck	$4,685.3	$3,742.2	$3,849.1
Other	185.3	181.2	232.6
Cash and marketable securities	2,900.7	2,432.5	2,056.0

	7,771.3	6,355.9	6,137.7
Financial Services	9,401.4	7,878.2	8,431.3

	$17,172.7	$14,234.1	$14,569.0

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Description of Operations

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in two principal segments: (1) the design, manufacture and distribution of light-, medium- and heavy-duty commercial trucks and related aftermarket parts and (2) finance and leasing products and services provided to customers and dealers. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and sells trucks and parts to customers in Asia, Africa and South America.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition:

Truck and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of the future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term.

Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Accordingly, there were no finance receivables more than 90 days past due still accruing interest at December 31, 2011 or 2010. Recognition is resumed if the receivable becomes contractually current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not modified), or after the customer has made scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of 90 days or less.
Marketable Debt Securities

Marketable Debt Securities: The Company’s investments in marketable debt securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive income.

The Company utilizes third-party pricing services for all of its marketable debt security valuations. The Company reviews the pricing methodology used by the third-party pricing services including the manner employed to collect market information. On a periodic basis, the Company also performs review and validation procedures on the pricing information received from the third-party providers. These procedures help ensure that the fair value information used by the Company is determined in accordance with applicable accounting guidance.

The Company evaluates its investment in marketable securities at the end of each reporting period to determine if a decline in fair value is other-than-temporary. Realized losses are recognized upon management’s determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment, including whether the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk.

In assessing default risk, the Company considers the collectability of principal and interest payments by monitoring changes to issuers’ credit ratings, specific credit events associated with individual issuers as well as the credit ratings of any financial guarantor, and the extent and duration to which amortized cost exceeds fair value.

In assessing market interest rate risk, including benchmark interest rates and credit spreads, the Company considers its intent for selling the securities and whether it is more likely than not the Company will be able to hold these securities until the recovery of any unrealized losses.

Receivables

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost on the balance sheet, net of allowances.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Finance leases – Finance leases are retail direct financing leases and sales-type finance leases, which lease equipment to retail customers and dealers. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing is floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Interest and other – Interest and other receivables are interest on loans and leases and other amounts due within one year in the normal course of business.

Allowance for Credit Losses

Allowance for Credit Losses:

Truck and Other: The Company historically has not experienced significant losses on trade and other receivables in its Truck and Other businesses. The allowance for credit losses for Truck and Other was $3.2 and $3.5 for the years ended December 31, 2011 and 2010, respectively, and net charge-offs were $1.1, $.2 and $1.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

Financial Services: The Company continuously monitors the payment performance of all its finance receivables. The Company evaluates its finance receivables collectively and, in some cases, individually. For large customers and dealers with wholesale financing, the Company regularly reviews their financial statements and makes site visits and phone contacts as appropriate. If the Company becomes aware of circumstances that could cause those customers or dealers to face financial difficulty, whether or not they are past due, the customers are placed on a watch list.

The Company may modify loans and finance leases for commercial reasons or for credit reasons for customers having difficulty making payments under the contract terms. When customer accounts are modified, the Company thoroughly evaluates the creditworthiness of the customers and modifies accounts that the Company considers likely to perform under the modified terms. It is rare for the Company to grant credit modifications for customers that do not meet minimum underwriting standards since the Company normally repossesses the financed equipment in these circumstances. The Company’s credit modifications for customers that do not meet minimum underwriting standards are classified as troubled debt restructurings (TDRs). On average, modifications extend contractual terms less than three months. Modifications did not have a significant effect on the weighted average term or interest rate of the portfolio. When granting modifications, the Company rarely forgives principal or interest or reduces interest rates.

The Company has developed a systematic methodology for determining the allowance for credit losses for its two portfolio segments, retail and wholesale. The retail segment includes retail loans and direct and sales-type finance leases, net of unearned interest. The wholesale segment includes wholesale financing loans to dealers that are collateralized by the trucks being financed. The wholesale segment generally has less risk than the retail segment. Wholesale receivables are shorter in duration than retail receivables, and the Company requires monthly reporting of the wholesale dealer’s financial condition, conducts periodic audits of the trucks being financed and in many cases, obtains personal guarantees or other security such as dealership assets. The allowance for credit losses consists of both specific and general reserves.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually consist of customers on non-accrual status, all wholesale accounts, certain large retail accounts with past-due balances or that otherwise are determined to be at a higher risk of credit loss, and loans which have been modified as TDRs. A receivable is considered impaired if it is probable the Company will be unable to collect all contractual interest and principal payments as scheduled. Large balance impaired receivables are individually evaluated to determine the appropriate reserve for losses. Small balance impaired receivables with similar risk characteristics are evaluated as a separate pool. Impaired receivables are considered collateral dependent. Accordingly, the evaluation of individual reserves is based on the fair value of the associated collateral (estimated sales proceeds less the costs to sell). When the underlying collateral fair value exceeds the Company’s loss exposure, no individual reserve is recorded. The Company uses a pricing model to assist in valuing the underlying collateral and categorizes the fair value as Level 2 in the hierarchy of fair value measurement. The pricing model is reviewed quarterly and updated as appropriate. The pricing model considers the make, model and year of the equipment as well as recent sales prices of comparable equipment. The fair value of the collateral is determined based on management’s evaluation of numerous factors such as the pricing model value, overall condition of the equipment, whether the Company will dispose of the equipment through wholesale or retail channels, as well as economic trends affecting used equipment values.

For finance receivables that are evaluated collectively, the Company determines the general allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates, the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. The amount is then compared to the allowance for credit loss balance (after charge-offs for the current period) and an appropriate adjustment is made. In determining the general allowance for credit losses, loans and finance leases are evaluated together since they relate to a similar customer base, their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral.

After determining the appropriate level of the allowance for credit losses, the provision for losses on finance receivables is charged to income as necessary to reflect management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio. Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession and charge-off is not significant. In cases where repossession is delayed (e.g., for legal proceedings), the Company records partial charge-offs. The charge-off is determined by comparing the fair value of the collateral, less cost to sell, to the recorded investment.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the U.S. is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method.

Equipment on Operating Lease

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) by the Company is accounted for as an operating lease. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to seven years. Estimated useful lives of the equipment range from four to nine years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets, Goodwill and Other Intangible Assets

Long-lived Assets, Goodwill and Other Intangible Assets: The Company evaluates the carrying value of property, plant, equipment and other intangible assets when events and circumstances warrant a review. Goodwill is tested for impairment at least on an annual basis. Impairment charges were insignificant during the three years ended December 31, 2011.

Product Support Liabilities

Product Support Liabilities: Product support liabilities are estimated future payments related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one-year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. PACCAR periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience.

Derivative Financial Instruments

Derivative Financial Instruments: Derivative financial instruments are used to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment.

The Company has elected not to offset derivative positions in the balance sheet with the same counterparty under the same master netting agreements. The Company is not required to post or receive collateral under these agreements. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2011.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation

Foreign Currency Translation: For most of PACCAR’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive income (loss). PACCAR uses the U.S. dollar as the functional currency for all but one of its Mexican subsidiaries, which uses the local currency. For the U.S. functional currency entities in Mexico, inventories, cost of sales, property, plant and equipment and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

Earnings per Share

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of commons shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method.

New Accounting Pronouncements

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 gives additional guidance to companies to assist in determining troubled debt restructurings. The Company adopted ASU 2011-02 in the third quarter of 2011; the implementation of this amendment resulted in additional disclosure (see Note D) but did not have a significant impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. While many of the amendments are clarifications to the existing guidance and are intended to align U.S. GAAP and IFRS, the ASU changes some fair value measurement principles and disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company is evaluating the impact of the ASU on its consolidated financial statements.

The FASB issued ASU 2011-05, Presentation of Comprehensive Income, subsequently amended by ASU 2011-12 in December 2011. This new guidance is effective for fiscal years, including interim periods, beginning after December 15, 2011. The new guidance requires entities to present components of net income and other comprehensive income in either a combined financial statement or in two separate but consecutive statements of net income and other comprehensive income. The Company is currently evaluating which method to adopt as required in 2012.

In September 2011, the FASB issued ASU 2011-08 amending the guidance on testing goodwill for impairment. This amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative impairment test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company early adopted ASU 2011-08 in the fourth quarter of 2011 with no impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, Employer Disclosure Requirements for Multiemployer Pension Plans. This amendment requires employers participating in material multi-employer pension and other postretirement benefit plans to provide additional quantitative and qualitative disclosures to give users more detailed information about an employer’s involvement in multi-employer plans. The Company adopted ASU 2011-09 in the fourth quarter of 2011; the implementation of this amendment resulted in additional disclosures (see Note L), but did not have an impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires all entities with financial instruments and derivatives that are either offset on the balance sheet, or subject to a master netting arrangement, to provide expanded disclosures about the nature of the rights of offset. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the expanded disclosures in 2013.

Troubled Debt Restructuring Policy

The Company modifies loans and finance leases as a normal part of its Financial Services operations. The Company’s modifications typically result in granting more time to pay the contractual amounts owed and charging a fee and additional interest for the modification. The Company rarely forgives principal or accrued interest and may require principal and accrued interest payments at the time of modification. When the Company modifies loans and finance leases for customers in financial difficulty and grants a concession, the modifications are classified as TDRs.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Dilutive and Antidilutive Options

The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31,	2011	2010	2009
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400

INVESTMENTS IN MARKETABLE DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Debt Securities

Marketable debt securities consisted of the following at December 31:

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

2010	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE

U.S. tax-exempt securities	$364.9	$.8	$.3	$365.4
U.S. corporate securities	27.3	.3		27.6
U.S. government and agency securities	2.7			2.7
Non-U.S. corporate securities	37.0			37.0
Other debt securities	17.8			17.8

	$449.7	$1.1	$.3	$450.5

Contractual Maturities of Debt Securities

Contractual maturities at December 31, 2011 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$259.7	$260.1
One to five years	633.9	642.9
Ten or more years	7.1	7.1

	$900.7	$910.1

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
Inventories Table

Inventories include the following:

At December 31,	2011	2010
Finished products	$436.2	$370.1
Work in process and raw materials	439.6	322.2

	875.8	692.3
Less LIFO reserve	(165.4)	(158.3)

	$710.4	$534.0

FINANCE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Finance and Other Receivables

Finance and other receivables include the following:

At December 31,	2011	2010
Loans	$3,114.8	$2,713.9
Retail direct financing leases	2,187.8	2,005.0
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111.0	109.3
Unearned interest: Finance leases	(327.8)	(299.3)

	7,398.7	6,215.9

Less allowance for losses:
Loans, leases and other	(127.3)	(137.5)
Dealer wholesale financing	(11.7)	(7.5)

	$7,259.7	$6,070.9

Annual Minimum Payments Due on Finance Receivables

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES

2012	$1,108.9	$908.7
2013	800.1	685.4
2014	574.5	511.5
2015	394.8	352.6
2016	208.8	219.3
Thereafter	27.7	96.7

	$3,114.8	$2,774.2

Allowance for Credit Losses

The allowance for credit losses is summarized as follows:

	2011
	WHOLESALE	RETAIL	TOTAL
Balance at January 1	$7.5	$137.5	$145.0
Provision for losses	5.8	35.6	41.4
Charge-offs	(1.4)	(57.5)	(58.9)
Recoveries		13.9	13.9
Currency translation	(.2)	(2.2)	(2.4)

Balance at December 31	$11.7	$127.3	$139.0

	2010			2009
	WHOLESALE	RETAIL	TOTAL	TOTAL
Balance at January 1	$10.5	$157.1	$167.6	$178.3
Provision for losses	.2	60.8	61.0	90.8
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)
Recoveries	.3	14.2	14.5	7.0
Currency translation	(.6)	.3	(.3)	6.7

Balance at December 31	$7.5	$137.5	$145.0	$167.6

Finance Receivables Summary by those Evaluated Collectively and Individually

Information regarding finance receivables evaluated individually and collectively is as follows:

	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$96.0	$114.4
Allowance for finance receivables evaluated individually	2.2	25.7	27.9

Recorded investment for finance receivables evaluated collectively	$1,498.7	$5,674.6	$7,173.3
Allowance for finance receivables evaluated collectively	9.5	101.6	111.1

At December 31, 2010	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

Summary of All Impaired Loans Have Specific Reserve

All impaired loans have a specific reserve and are summarized as follows:

	2011
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5	$57.8
Associated allowance	(2.2)	(6.0)	(2.6)	(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9	$47.0
Unpaid principal balance	18.4	27.9	11.5	57.8
Average recorded investment	14.4	28.7	13.6	56.7
Interest income recognized	.4	2.7	2.0	5.1

	2010
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2

Unpaid principal balance	3.4	21.5	17.8	42.7

Average recorded investment	7.8	31.7	18.8	58.3

Interest income recognized	.1	1.7	.2	2.0

Finance Receivables by Credit Quality Indicator and Portfolio Class

The table below summarizes the Company’s finance receivables by credit quality indicator and portfolio class.

	00000000000	00000000000	00000000000	00000000000
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$1,451.9	$4,262.8	$1,361.0	$7,075.7
Watch	46.7	37.2	13.7	97.6
At-risk	18.4	76.5	19.5	114.4

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	00000000000	00000000000	00000000000	00000000000
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

Financing Receivables by Aging Category

The table below summarizes the Company’s financing receivables by aging category.

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$1,490.0	$4,321.8	$1,365.2	$7,177.0
31 - 60 days past-due	9.1	8.7	11.9	29.7
Greater than 60 days past-due	17.9	46.0	17.1	81.0

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class

At modification date, the pre- and post-modification recorded investment balances by portfolio class are as follows:

	FLEET	OWNER / OPERATOR	TOTAL
Pre-Modification Recorded Investment	$27.7	$5.6	$33.3
Post-Modification Recorded Investment	$27.5	$5.6	$33.1

EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2011	2010	2011	2010
Equipment on operating leases	$939.0	$776.8	$2,373.2	$2,118.6
Less allowance for depreciation	(259.9)	(240.6)	(662.5)	(635.5)

	$679.1	$536.2	$1,710.7	$1,483.1

Residual Value Obligation and Deferred Lease Revenue	These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2011	2010
Residual value guarantees	$320.0	$250.6
Deferred lease revenues	392.0	313.2

	$712.0	$563.8

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2011	2010
Land		$211.6	$200.7
Buildings and improvements	10-40 years	938.7	940.3
Machinery, equipment and production tooling	3-12 years	2,387.9	2,335.2
Construction in progress		552.2	176.0

		4,090.4	3,652.2
Less allowance for depreciation		(2,117.1)	(1,978.5)

		$1,973.3	$1,673.7

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other include the following:

At December 31,	2011	2010
Truck and Other:
Accounts payable	$1,098.9	$707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9

	$2,377.4	$1,676.5

PRODUCT SUPPORT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Product Support Liabilities

Changes in product support liabilities are summarized as follows:

	2011	2010	2009
Beginning balance	$372.2	$386.4	$450.4
Cost accruals and revenue deferrals	304.3	172.4	169.0
Payments and revenue recognized	(219.6)	(171.3)	(245.6)
Currency translation	(8.2)	(15.3)	12.6

Ending balance	$448.7	$372.2	$386.4

Product Support Liabilities

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2011	2010
Truck and Other:
Accounts payable, accrued expenses and other	$310.4	$231.3
Other liabilities	74.6	83.2
Financial Services:
Deferred taxes and other liabilities	63.7	57.7

	$448.7	$372.2

BORROWINGS AND CREDIT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Financial Services Borrowings

Financial Services borrowings include the following:

	2011		2010
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS

Commercial paper	1.3%	$3,673.6	2.2%	$2,126.4
Medium-term bank loans	6.9%	236.3	7.8%	245.3

		3,909.9		2,371.7
Term notes	3.4%	2,595.5	4.6%	2,730.8

	2.3%	$6,505.4	3.8%	$5,102.5

Annual Maturities of Financial Services Borrowings

The annual maturities of the financial services borrowings are as follows:

	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
Beginning January 1, 2012
2012	$3,673.6	$45.6	$620.0	$4,339.2
2013		17.2	550.0	567.2
2014		173.5	1,288.8	1,462.3
2015			129.6	129.6

	$3,673.6	$236.3	$2,588.4	$6,498.3

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
Allocation of Plan Assets by Investment

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 -70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

At December 31, 2010	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$38.1	$431.3	$469.4
Global equities			394.8	394.8

Total equities	50 - 70%	38.1	826.1	864.2

Fixed income:
U.S. fixed income		208.5	172.1	380.6
Non-U.S. fixed income			171.0	171.0

Total fixed income	30 - 50%	208.5	343.1	551.6

Cash and other		2.7	26.9	29.6

Total plan assets		$249.3	$1,196.1	$1,445.4

Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2011	2010
Weighted average assumptions:
Discount rate	4.5%	5.4%
Rate of increase in future compensation levels	3.9%	3.9%
Assumed long-term rate of return on plan assets	6.9%	7.2%

Components of Change in Projected Benefit Obligation and Change in Plan Assets

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2011	2010
Change in projected benefit obligation:
Benefit obligation at January 1	$1,485.6	$1,324.8
Service cost	45.5	37.5
Interest cost	81.6	76.5
Benefits paid	(59.5)	(56.2)
Actuarial loss	259.1	99.7
Currency translation and other	(7.5)	.4
Participant contributions	3.3	2.9

Projected benefit obligation at December 31	$1,808.1	$1,485.6

Change in plan assets:
Fair value of plan assets at January 1	$1,445.4	$1,276.3
Employer contributions	84.7	61.8
Actual return on plan assets	79.0	162.6
Benefits paid	(59.5)	(56.2)
Currency translation and other	(3.0)	(2.0)
Participant contributions	3.3	2.9

Fair value of plan assets at December 31	1,549.9	1,445.4

Funded status at December 31	$(258.2)	$(40.2)

Amounts recorded on balance sheet:	2011	2010
Other noncurrent assets	$.4	$47.1
Other liabilities	(258.6)	(87.3)
Accumulated other comprehensive loss:
Actuarial loss	469.3	302.8
Prior service cost	8.3	9.0
Net initial transition amount	.5	.6

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2011	2010
Projected benefit obligation	$304.8	$266.5
Accumulated benefit obligation	286.7	253.7
Fair value of plan assets	191.1	193.9

Components of Pension Expense

The components of pension expense are as follows:

Year Ended December 31,	2011	2010	2009
Service cost	$45.5	$37.5	$36.2
Interest on projected benefit obligation	81.6	76.5	71.1
Expected return on assets	(105.1)	(98.2)	(93.1)
Amortization of prior service costs	1.5	1.8	1.7
Recognized actuarial loss	24.7	14.7	9.5
Curtailment gain			(.1)

Net pension expense	$48.2	$32.3	$25.3

Multi-employer Plans

The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER	COMPANY CONTRIBUTIONS
PENSION PLAN			2011	2010	2009
Metal and Electrical Engineering Industry Pension Fund		135668	$22.7	$22.2	$28.8
Western Metal Industry Pension	91-6033499	001	1.8	.5	.7
Other Plans			.6	.5	1.1

			$25.1	$23.2	$30.6

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Income Taxes

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2011	2010	2009

Domestic	$607.0	$186.3	$79.1
Foreign	899.9	474.0	95.9

	$1,506.9	$660.3	$175.0

Components of Provision for Income Taxes

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2011	2010	2009
Current provision (benefit):
Federal	$.4	$24.5	$(102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3

	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1

	224.1	46.3	159.7

	$464.6	$202.7	$63.1

Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Qualified dividends to defined contribution plan	(.6)	(.7)	(2.3)
Research and development credit	(.3)	(.5)	(2.1)
Tax on foreign earnings	(3.3)	(3.9)	.8
Tax contingencies	(.6)	(.8)	2.2
Mexican tax law change			6.5
Other, net	.6	1.6	(4.0)

	30.8%	30.7%	36.1%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Assets:
Accrued expenses	$138.6	$112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9

	446.3	382.5
Valuation allowance	(16.4)	(12.4)

	429.9	370.1

Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)

	(895.2)	(699.4)

Net deferred tax liability	$(465.3)	$(329.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Truck and Other:
Other current assets	$126.0	$98.8
Other noncurrent assets	126.3	79.2
Accounts payable, accrued expenses and other	(1.0)
Other liabilities	(41.0)	(26.7)
Financial Services:
Other assets	55.1	48.9
Deferred taxes and other liabilities	(730.7)	(529.5)

Net deferred tax liability	$(465.3)	$(329.3)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$43.1	$37.0	$33.0
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(.7)	(9.2)	(1.4)

Balance at December 31	$18.3	$43.1	$37.0

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accumulated Other Comprehensive Income

Following are the components of accumulated other comprehensive (loss) income:

At December 31,	2011	2010	2009
Unrealized gain on investments	$9.4	$.8	$1.4
Tax effect	(2.8)	(.3)	(.5)

	6.6	.5	.9

Unrealized loss on derivative contracts	(32.3)	(27.1)	(73.4)
Tax effect	10.3	9.2	25.0

	(22.0)	(17.9)	(48.4)

Pension and postretirement:
Unrecognized:
Actuarial loss	(722.5)	(465.1)	(444.7)
Prior service cost	(12.3)	(13.9)	(14.7)
Net initial obligation	(.6)	(.7)	(.6)
Tax effect	257.3	167.3	159.9

	(478.1)	(312.4)	(300.1)

Currency translation adjustment	274.5	371.1	383.8

Accumulated other comprehensive (loss) income	$(219.0)	$41.3	$36.2

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Locations and Fair Value of Derivative Financial Instruments

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2011		2010
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$1.4		$9.1
Deferred taxes and other liabilities		$107.6		$107.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		.9
Accounts payable, accrued expenses and other		2.1		1.1

Total	$1.5	$109.7	$10.0	$108.6

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets	$.8
Deferred taxes and other liabilities		$.4		$3.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		$.1
Accounts payable, accrued expenses and other		.3		.3
Financial Services:
Deferred taxes and other liabilities		.1		.2

Total	$.9	$.8	$.1	$4.0

Cash Flow Hedging
Gains/Losses of Derivative Financial Instruments

The following table presents the pre-tax effects of derivative instruments recognized in earnings and OCI:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
(Gain) loss recognized in OCI:
Truck and Other		$(2.3)		$(.2)
Financial Services	$55.2		$77.0

Total	$55.2	$(2.3)	$77.0	$(.2)

(Income) expense reclassified from Accumulated OCI into income:

Truck and Other:
Cost of sales and revenues		$(4.1)		$(.4)
Financial Services:
Interest and other borrowing expenses	$51.8		$123.5

Total	$51.8	$(4.1)	$123.5	$(.4)

Economic Hedges
Gains/Losses of Derivative Financial Instruments

The (income) or expense recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck and Other:
Cost of sales and revenues		$.2		$.2
Interest and other (income) expense, net		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$(4.1)	(1.2)	(7.8)

Total	$(4.1)	$(3.8)	$(7.2)	$8.2

Fair Value Hedge | Financial Services
Gains/Losses of Derivative Financial Instruments

The (income) or expense recognized in earnings related to fair value hedges was included in Interest and other borrowing expenses in the Financial Services segment as follows:

Year Ended December 31,	2011	2010
Interest-rate swaps	$(4.4)	$(1.0)
Term notes	$3.7	$.9

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Financial Assets and Liabilities Subject to Recurring Fair Value Measurements

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$365.4	$365.4
U.S. corporate securities		27.6	27.6
U.S. government and agency securities	$2.7		2.7
Non-U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Cross currency swaps		$73.8	$73.8
Interest-rate swaps		37.2	37.2
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

Carrying Amount and Fair Value of Financial Services Fixed-rate Loans and Fixed-rate Debt

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2011		2010
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,740.1	$2,776.1	$2,444.1	$2,483.3

Liabilities:
Truck and Other fixed-rate debt	$150.0	$167.6	$173.5	$196.9
Financial Services fixed-rate debt	$1,958.6	$2,021.1	$1,870.7	$1,967.9

STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Values of Options Based on Stock Price at Grant Date and Assumptions

The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2011	2010	2009
Risk-free interest rate	2.22%	2.48%	2.00%
Expected volatility	45%	44%	39%
Expected dividend yield	2.8%	2.5%	3.0%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$16.45	$11.95	$8.47

Summary of Activity under Company's Stock Plans

A summary of activity under the Company’s stock plans is presented below.

	2011	2010	2009
Intrinsic value of options exercised	$13.5	$33.7	$22.7
Cash received from stock option exercises	10.9	22.0	17.6
Tax benefit related to stock option exercises	4.7	10.8	7.1
Stock based compensation	13.8	8.5	9.5
Tax benefit related to stock based compensation	5.2	3.2	3.5

Stock Option Activity

The summary of options as of December 31, 2011 and changes during the year then ended is presented below.

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	5,282,300	$32.18
Granted	660,200	50.50
Exercised	(536,100)	20.26
Cancelled	(431,000)	36.40

Options outstanding at December 31	4,975,400	$35.53	5.71	$25.4

Vested and expected to vest	4,865,800	$35.32	5.64	$25.3

Exercisable	2,704,600	$33.65	3.81	$18.3

*	Weighted Average

Summary of Nonvested Restricted Shares Activity

The summary of nonvested restricted shares as of December 31, 2011 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	142,600	$38.25
Granted	117,200	51.38
Vested	(105,900)	44.40

Nonvested awards outstanding at December 31	153,900	$43.72

*	Weighted Average

SEGMENT AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Area Data Reconciled to Consolidated

The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2011	2010	2009
Revenues:
United States	$7,389.8	$4,195.8	$3,594.4
Europe	5,104.0	3,472.3	2,828.3
Other	3,861.4	2,624.8	1,663.8

	$16,355.2	$10,292.9	$8,086.5

Property, plant and equipment, net:
United States	$1,059.1	$846.4	$814.6
The Netherlands	467.1	381.6	452.8
Other	447.1	445.7	490.3

	$1,973.3	$1,673.7	$1,757.7

Equipment on operating leases, net:
United States	$871.2	$666.9	$686.6
United Kingdom	374.8	384.9	349.7
Germany	350.6	334.0	362.7
Other	793.2	633.5	618.0

	$2,389.8	$2,019.3	$2,017.0

Segment Reporting Information by Segment

Business Segment Data:	2011	2010	2009
Net sales and revenues:
Truck	$15,922.8	$9,591.3	$7,388.6
Less intersegment	(715.1)	(354.0)	(394.6)

Net Truck	15,207.7	9,237.3	6,994.0
All Other	118.2	87.8	82.7

Truck and Other	15,325.9	9,325.1	7,076.7
Financial Services	1,029.3	967.8	1,009.8

	$16,355.2	$10,292.9	$8,086.5

Income before income taxes:
Truck	$1,258.8	$501.0	$25.9
All Other	(26.5)	(15.3)	42.2

	1,232.3	485.7	68.1

Financial Services	236.4	153.5	84.6
Investment income	38.2	21.1	22.3

	$1,506.9	$660.3	$175.0

Depreciation and amortization:
Truck	$318.6	$276.7	$277.2
Financial Services	346.0	337.5	364.4
All Other	9.2	9.0	10.1

	$673.8	$623.2	$651.7

Expenditures for long-lived assets:
Truck	$879.1	$373.9	$324.2
Financial Services	934.3	505.6	646.0
All Other	28.2	4.3	.8

	$1,841.6	$883.8	$971.0

Segment assets:
Truck	$4,685.3	$3,742.2	$3,849.1
Other	185.3	181.2	232.6
Cash and marketable securities	2,900.7	2,432.5	2,056.0

	7,771.3	6,355.9	6,137.7
Financial Services	9,401.4	7,878.2	8,431.3

	$17,172.7	$14,234.1	$14,569.0

SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Operating segments	2
Liquid investments maturity period	90 days
Minimum
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum
Significant Accounting Policies [Line Items]
Warranty period	5 years
Truck and Other
Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 3.2	$ 3.5
Net charge-offs	$ 1.1	$ 0.2	$ 1.8
Property Subject to Operating Lease
Significant Accounting Policies [Line Items]
Lease and guarantee periods, minimum (in years)	3
Lease and guarantee periods, maximum (in years)	7
Estimated useful life of equipment, minimum (in years)	4
Estimated useful life of equipment, maximum (in years)	9
Financial Services | Loans Receivable | Minimum
Significant Accounting Policies [Line Items]
Receivable, collection period	36 months
Financial Services | Loans Receivable | Maximum
Significant Accounting Policies [Line Items]
Receivable, collection period	60 months
Financial Services | Finance Leases Financing Receivable | Minimum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	36 months
Financial Services | Finance Leases Financing Receivable | Maximum
Significant Accounting Policies [Line Items]
Origination cost, amortization period	60 months

Dilutive and Antidilutive Options (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400

Marketable Debt Securities (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 900.7	$ 449.7
UNREALIZED GAINS	10	1.1
UNREALIZED LOSSES	0.6	0.3
FAIR VALUE	910.1	450.5
Domestic Nontaxable Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	291.9	364.9
UNREALIZED GAINS	2.6	0.8
UNREALIZED LOSSES	0.1	0.3
FAIR VALUE	294.4	365.4
Domestic Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	27.4	27.3
UNREALIZED GAINS	0.3	0.3
UNREALIZED LOSSES	0.2
FAIR VALUE	27.5	27.6
US Treasury and Government
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	1.9	2.7
FAIR VALUE	1.9	2.7
Foreign Government Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	361.2
UNREALIZED GAINS	6
UNREALIZED LOSSES	0.1
FAIR VALUE	367.1
Foreign Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	148	37
UNREALIZED GAINS	0.5
UNREALIZED LOSSES	0.2
FAIR VALUE	148.3	37
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	70.3	17.8
UNREALIZED GAINS	0.6
FAIR VALUE	$ 70.9	$ 17.8

INVESTMENTS IN MARKETABLE SECURITIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Marketable securities sales and maturities	$ 1,142.4	$ 523.8	$ 245.5
Gross realized gains from sales of marketable securities	3.2	0.7	1.2
Gross realized loss from sales of marketable securities	1.3	0.1	0.1
Marketable debt securities in an unrealized loss position for greater than 12 months	8	0
Marketable debt securities in an unrealized loss position for greater than 12 months, unrealized losses	0.1
Variable Rate Demand Obligation
Schedule of Available-for-sale Securities [Line Items]
Marketable debt securities	$ 7.1	$ 12.2

Contractual Maturities of Debt Securities (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Amortized Cost Maturities:
Within one year	$ 259.7
One to five years	633.9
Ten or more years	7.1
AMORTIZED COST	900.7	449.7
Fair Value Maturities:
Within one year	260.1
One to five years	642.9
Ten or more years	7.1
FAIR VALUE	$ 910.1	$ 450.5

Inventories Table (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Schedule of Inventory [Line Items]
Finished products	$ 436.2	$ 370.1
Work in process and raw materials	439.6	322.2
Inventory, Gross, Total	875.8	692.3
Less LIFO reserve	(165.4)	(158.3)
Inventories	$ 710.4	$ 534

INVENTORIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Inventory Disclosure [Line Items]
Percentage of inventories valued using LIFO method of accounting	38.00%	45.00%
Pretax favorable income effect from the liquidation of LIFO inventory	$ 15

Finance and Other Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,114.8	$ 2,713.9
Retail direct financing leases	2,187.8	2,005
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111	109.3
Unearned interest: Finance leases	(327.8)	(299.3)
Loans and Leases Receivable, Net of Deferred Income, Total	7,398.7	6,215.9
Finance and other receivables, net	7,259.7	6,070.9
Loans, leases and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(127.3)	(137.5)
Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	$ (11.7)	$ (7.5)

Annual Minimum Payments Due on Finance Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 7,287.7	$ 6,106.6
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2012	1,108.9
2013	800.1
2014	574.5
2015	394.8
2016	208.8
Thereafter	27.7
Financing Receivables	3,114.8
Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2012	908.7
2013	685.4
2014	511.5
2015	352.6
2016	219.3
Thereafter	96.7
Financing Receivables	$ 2,774.2

FINANCE AND OTHER RECEIVABLES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repossessed inventory	$ 16	$ 15.6
Proceeds from the sales of repossessed assets	80.1	135.3	202.5
Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in the recorded investment for loans and leases modified as TDRs	0.2
Post-Modification Recorded Investment	33.1
Loans accounted for as troubled debt restructurings	26	6.5
Financial Services | Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	18.4	3.4
Financial Services | Retail | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	63.9	72.2
Post-Modification Recorded Investment	27.5
Financial Services | Retail | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	17.6	33.9
Post-Modification Recorded Investment	5.6
Financial Services | Retail | Subsequently Defaults | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment, subsequently defaulted	3.7
Financial Services | Retail | Subsequently Defaults | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment, subsequently defaulted	0.6
Financial Services | Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated residual values included with finance leases	$ 209.4	$ 165.3

Allowance for Credit Losses (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 145	$ 167.6	$ 178.3
Provision for losses	41.4	61	90.8
Charge-offs	(58.9)	(97.8)	(115.2)
Recoveries	13.9	14.5	7
Currency translation	(2.4)	(0.3)	6.7
Ending Balance	139	145	167.6
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	7.5	10.5
Provision for losses	5.8	0.2
Charge-offs	(1.4)	(2.9)
Recoveries		0.3
Currency translation	(0.2)	(0.6)
Ending Balance	11.7	7.5
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	137.5	157.1
Provision for losses	35.6	60.8
Charge-offs	(57.5)	(94.9)
Recoveries	13.9	14.2
Currency translation	(2.2)	0.3
Ending Balance	$ 127.3	$ 137.5

Finance Receivables Summary by those Evaluated Collectively and Individually (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	$ 114.4	$ 153.4
Allowance for finance receivables evaluated individually	27.9	34.9
Recorded investment for finance receivables evaluated collectively	7,173.3	5,953.2
Allowance for finance receivables evaluated collectively	111.1	110.1
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	18.4	3.4
Allowance for finance receivables evaluated individually	2.2	1.3
Recorded investment for finance receivables evaluated collectively	1,498.7	980
Allowance for finance receivables evaluated collectively	9.5	6.2
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	96	150
Allowance for finance receivables evaluated individually	25.7	33.6
Recorded investment for finance receivables evaluated collectively	5,674.6	4,973.2
Allowance for finance receivables evaluated collectively	$ 101.6	$ 103.9

Summary of All Impaired Loans Have Specific Reserve (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	$ 57.8	$ 42.7
Associated allowance	(10.8)	(9.5)
Net carrying amount of impaired loans	47	33.2
Unpaid principal balance	57.8	42.7
Average recorded investment	56.7	58.3
Interest income recognized	5.1	2
Dealer wholesale financing
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	18.4	3.4
Associated allowance	(2.2)	(1.3)
Net carrying amount of impaired loans	16.2	2.1
Unpaid principal balance	18.4	3.4
Average recorded investment	14.4	7.8
Interest income recognized	0.4	0.1
Retail | Fleet
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	27.9	21.5
Associated allowance	(6)	(4.4)
Net carrying amount of impaired loans	21.9	17.1
Unpaid principal balance	27.9	21.5
Average recorded investment	28.7	31.7
Interest income recognized	2.7	1.7
Retail | Owner/Operator
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	11.5	17.8
Associated allowance	(2.6)	(3.8)
Net carrying amount of impaired loans	8.9	14
Unpaid principal balance	11.5	17.8
Average recorded investment	13.6	18.8
Interest income recognized	$ 2	$ 0.2

Finance Receivables by Credit Quality Indicator and Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 7,287.7	$ 6,106.6
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	7,075.7	5,869.6
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	97.6	83.6
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	114.4	153.4
Dealer wholesale financing
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,517	983.4
Dealer wholesale financing | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,451.9	966.2
Dealer wholesale financing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	46.7	13.8
Dealer wholesale financing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	18.4	3.4
Retail | Fleet
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	4,376.5	3,705.7
Retail | Fleet | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	4,262.8	3,544
Retail | Fleet | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	37.2	46.6
Retail | Fleet | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	76.5	115.1
Retail | Owner/Operator
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,394.2	1,417.5
Retail | Owner/Operator | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,361	1,359.4
Retail | Owner/Operator | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	13.7	23.2
Retail | Owner/Operator | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 19.5	$ 34.9

Financing Receivables by Aging Category (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	$ 7,177	$ 5,906.8
31 - 60 days past-due	29.7	75.9
Greater than 60 days past-due	81	123.9
Financing Receivables	7,287.7	6,106.6
Dealer wholesale financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	1,490	966.2
31 - 60 days past-due	9.1	7.7
Greater than 60 days past-due	17.9	9.5
Financing Receivables	1,517	983.4
Retail | Fleet
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	4,321.8	3,581.1
31 - 60 days past-due	8.7	48.5
Greater than 60 days past-due	46	76.1
Financing Receivables	4,376.5	3,705.7
Retail | Owner/Operator
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	1,365.2	1,359.5
31 - 60 days past-due	11.9	19.7
Greater than 60 days past-due	17.1	38.3
Financing Receivables	$ 1,394.2	$ 1,417.5

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	$ 33.3
Post-Modification Recorded Investment	33.1
Retail | Fleet
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	27.7
Post-Modification Recorded Investment	27.5
Retail | Owner/Operator
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	5.6
Post-Modification Recorded Investment	$ 5.6

Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	$ 939	$ 776.8
Less allowance for depreciation	(259.9)	(240.6)
Total	679.1	536.2
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	2,373.2	2,118.6
Less allowance for depreciation	(662.5)	(635.5)
Total	$ 1,710.7	$ 1,483.1

EQUIPMENT ON OPERATING LEASES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Minimum lease payments for operating leases, in 2012	$ 406.5
Minimum lease payments for operating leases, in 2013	285.7
Minimum lease payments for operating leases, in 2014	195.4
Minimum lease payments for operating leases, in 2015	90.2
Minimum lease payments for operating leases, in 2016	32.1
Minimum lease payments for operating leases, thereafter	4.7
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Annual amortization of deferred lease revenues, in 2012	55.7
Annual amortization of deferred lease revenues, in 2013	86.8
Annual amortization of deferred lease revenues, in 2014	84
Annual amortization of deferred lease revenues, in 2015	51.2
Annual amortization of deferred lease revenues, in 2016	32
Annual amortization of deferred lease revenues, thereafter	10.3
Annual maturities of the residual value guarantees, in 2012	68.3
Annual maturities of the residual value guarantees, in 2013	106.4
Annual maturities of the residual value guarantees, in 2014	102.9
Annual maturities of the residual value guarantees, in 2015	62.7
Annual maturities of the residual value guarantees, in 2016	39.1
Annual maturities of the residual value guarantees, thereafter	$ 12.6

Residual Value Obligation and Deferred Lease Revenue (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Residual value guarantees	$ 320	$ 250.6
Deferred lease revenues	392	313.2
Residual value guarantees and deferred revenues	$ 712	$ 563.8

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Truck and Other	Dec. 31, 2010 Truck and Other	Dec. 31, 2011 Truck and Other Building and Building Improvements Year	Dec. 31, 2011 Truck and Other Machinery Equipment And Production Tooling Year
Property, Plant and Equipment [Line Items]
Useful life, minimum (in years)						10	3
Useful life, maximum (in years)						40	12
Land				$ 211.6	$ 200.7
Buildings and improvements				938.7	940.3
Machinery, equipment and production tooling				2,387.9	2,335.2
Construction in progress				552.2	176
Property, Plant and Equipment, Gross, Total				4,090.4	3,652.2
Less allowance for depreciation				(2,117.1)	(1,978.5)
Property, plant and equipment, net	$ 1,973.3	$ 1,673.7	$ 1,757.7	$ 1,973.3	$ 1,673.7

Accounts Payable, Accrued Expenses and Other (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Other Liabilities [Line Items]
Accounts payable	$ 1,098.9	$ 707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9
Accounts Payable and Accrued Liabilities, Current, Total	$ 2,377.4	$ 1,676.5

Changes in Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Beginning balance	$ 372.2	$ 386.4	$ 450.4
Cost accruals and revenue deferrals	304.3	172.4	169
Payments and revenue recognized	(219.6)	(171.3)	(245.6)
Currency translation	(8.2)	(15.3)	12.6
Ending balance	$ 448.7	$ 372.2	$ 386.4

Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 448.7	$ 372.2	$ 386.4	$ 450.4
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	310.4	231.3
Truck and Other | Other Noncurrent Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	74.6	83.2
Financial Services | Deferred Taxes And Other Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 63.7	$ 57.7

BORROWINGS AND CREDIT ARRANGEMENTS - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended						12 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2011 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2012 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2013 USD ($)	Dec. 31, 2011 Truck and Other USD ($)	Dec. 31, 2010 Truck and Other USD ($)	Dec. 31, 2009 Truck and Other USD ($)	Dec. 31, 2011 Truck and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2010 Truck and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2011 Financial Services USD ($)	Dec. 31, 2010 Financial Services USD ($)	Dec. 31, 2011 Financial Services Medium-term Notes	Dec. 31, 2010 Financial Services Medium-term Notes	Dec. 31, 2011 Financial Services Commercial Papers	Dec. 31, 2010 Financial Services Commercial Papers	Dec. 31, 2011 Parent Company Medium-term Notes USD ($)	Dec. 31, 2011 PACCAR Financial Corp. (PFC) Medium-term Notes USD ($)	Dec. 31, 2011 PACCAR's European finance subsidiary Medium-term Notes EUR (€)	Apr. 30, 2011 PACCAR Mexico Medium-term Notes MXN	Dec. 31, 2011 PACCAR Mexico Medium-term Notes MXN	Jun. 30, 2008 PACCAR Mexico Medium-term Notes MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers Maximum
Debt Disclosure [Line Items]
Notes payable, noncurrent											$ 150	$ 150
Interest rate	2.30%	3.80%									6.90%	6.90%			6.90%	7.80%	1.30%	2.20%
Maturity year											2014	2014
Term notes													2,595.5	2,730.8
Fair value of notes designated to fair value hedges													7.1	9.6
Interest paid on borrowings	192.1	230.2	267.6
Capitalized interest								10.3	10.3	2.3
Debt oustanding																			870	1,350
Debt, borrowing capacity																					1,500	10,000		7,000
Registration expiration																			Fourth quarter of 2014	Fourth quarter of 2012		2016
Debt, unused borrowing capacity																					1,100		8,820
Debt, renewal period																					Second quarter of 2011
Commercial paper expiration period																										1 year
Maximum limit of borrowing capacity																									5,000
Line of credit, maximum capacity	3,550			3,000	1,000	1,000	1,000
Line of credit, maturity date					June 2012	June 2013	June 2016
Line of credit, unused borrowing capacity	$ 3,313.7

Financial Services Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Interest rate	2.30%	3.80%
Financial Services
Debt Instrument [Line Items]
Commercial paper	3,673.6	2,126.4
Medium-term bank loans	236.3	245.3
Commercial paper and bank loans	3,909.9	2,371.7
Term notes	2,595.5	2,730.8
Commercial Paper, Bank Loans, and Term Debt at Carrying Value, Total	6,505.4	5,102.5
Financial Services | Commercial Papers
Debt Instrument [Line Items]
Interest rate	1.30%	2.20%
Financial Services | Medium-term Notes
Debt Instrument [Line Items]
Interest rate	6.90%	7.80%
Financial Services | Term Loan
Debt Instrument [Line Items]
Interest rate	3.40%	4.60%

Annual Maturities of Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Outstanding [Line Items]
2012	$ 4,339.2
2013	567.2
2014	1,462.3
2015	129.6
Debt oustanding	6,498.3
Commercial Papers
Debt Outstanding [Line Items]
2012	3,673.6
Debt oustanding	3,673.6
Bank Loan Obligations
Debt Outstanding [Line Items]
2012	45.6
2013	17.2
2014	173.5
Debt oustanding	236.3
Term Loan
Debt Outstanding [Line Items]
2012	620
2013	550
2014	1,288.8
2015	129.6
Debt oustanding	$ 2,588.4

LEASES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Rental expenses	$ 29	$ 29.7	$ 40.6
Leased Equipment
Leases Disclosure [Line Items]
Minimum lease payments for operating leases, in 2012	23.5
Minimum lease payments for operating leases, in 2013	14.7
Minimum lease payments for operating leases, in 2014	8.8
Minimum lease payments for operating leases, in 2015	6
Minimum lease payments for operating leases, in 2016	3.6
Minimum lease payments for operating leases, thereafter	$ 1.6

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Environmental activities expenditures	$ 1.2	$ 1.3	$ 1.3
Standby letters of credit	17.5
Inventory
Commitments and Contingencies Disclosure [Line Items]
Commitments due in 2012	154
Commitments due thereafter	373.3
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Outstanding commitments to fund new loan and lease transactions	$ 378.1
Commitments expiration term	90 days

EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Work force adjustments					$ 25.9
Contribution to pension plans			84.7	61.8
Expected pension contributions minimum funding requirements			14.2
Annual benefits expected to be paid year one			63.6
Annual benefits expected to be paid year two			66.6
Annual benefits expected to be paid year three			72
Annual benefits expected to be paid year four			76
Annual benefits expected to be paid year five			81.8
Annual benefits expected to be paid for the five years thereafter			474.1
Unrecognized actuarial loss amount in accumulated other comprehensive loss expected to be amortized next year			42.6
Unrecognized prior service cost amount in accumulated other comprehensive loss expected to be amortized next year			1.5
Accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans			1,594.9	1,350.3
Curtailment (gain) loss	(18.3)	(47.7)			66
Non-Union Employees | United States
Employee Benefits Disclosure [Line Items]
Percentage match for base wages			5.00%	3.00%	1.00%
Defined contribution benefit plans expense			29.3	23	16.8
Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Funding requiring contribution				10.00%
Minimum
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			100
Minimum | Metal and Electrical Engineering Industry Pension Fund
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%
Required coverage ratio percentage				100.00%
Minimum | Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%
Maximum
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			$ 150
Certain defined contribution benefit plans matching employee contribution percentage			5.00%	5.00%	5.00%
Maximum | Metal and Electrical Engineering Industry Pension Fund
Employee Benefits Disclosure [Line Items]
Actual coverage ratio percentage				100.00%
Maximum | Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Contributions by the Company				10.00%
Maximum | Other Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%

Allocation of Plan Assets by Investment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Level 1	Dec. 31, 2010 Level 1	Dec. 31, 2011 Level 2	Dec. 31, 2010 Level 2	Dec. 31, 2011 Equity Funds	Dec. 31, 2010 Equity Funds	Dec. 31, 2011 Equity Funds United States	Dec. 31, 2010 Equity Funds United States	Dec. 31, 2011 Equity Funds Global	Dec. 31, 2010 Equity Funds Global	Dec. 31, 2010 Equity Funds Level 1	Dec. 31, 2010 Equity Funds Level 1 United States	Dec. 31, 2011 Equity Funds Level 2	Dec. 31, 2010 Equity Funds Level 2	Dec. 31, 2011 Equity Funds Level 2 United States	Dec. 31, 2010 Equity Funds Level 2 United States	Dec. 31, 2011 Equity Funds Level 2 Global	Dec. 31, 2010 Equity Funds Level 2 Global	Dec. 31, 2011 Fixed Income Funds	Dec. 31, 2010 Fixed Income Funds	Dec. 31, 2011 Fixed Income Funds United States	Dec. 31, 2010 Fixed Income Funds United States	Dec. 31, 2011 Fixed Income Funds Non U.S.	Dec. 31, 2010 Fixed Income Funds Non U.S.	Dec. 31, 2011 Fixed Income Funds Level 1	Dec. 31, 2010 Fixed Income Funds Level 1	Dec. 31, 2011 Fixed Income Funds Level 1 United States	Dec. 31, 2010 Fixed Income Funds Level 1 United States	Dec. 31, 2011 Fixed Income Funds Level 2	Dec. 31, 2010 Fixed Income Funds Level 2	Dec. 31, 2011 Fixed Income Funds Level 2 United States	Dec. 31, 2010 Fixed Income Funds Level 2 United States	Dec. 31, 2011 Fixed Income Funds Level 2 Non U.S.	Dec. 31, 2010 Fixed Income Funds Level 2 Non U.S.	Dec. 31, 2011 Cash and other	Dec. 31, 2010 Cash and other	Dec. 31, 2011 Cash and other Level 1	Dec. 31, 2010 Cash and other Level 1	Dec. 31, 2011 Cash and other Level 2	Dec. 31, 2010 Cash and other Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Equity funds, target minimum								50.00%	50.00%
Equity funds, target maximum								70.00%	70.00%
Fixed income funds, target minimum																						30.00%	30.00%
Fixed income funds, target maximum																						50.00%	50.00%
Plan assets	$ 1,549.9	$ 1,445.4	$ 1,276.3	$ 229.1	$ 249.3	$ 1,320.8	$ 1,196.1	$ 906.8	$ 864.2	$ 456.3	$ 469.4	$ 450.5	$ 394.8	$ 38.1	$ 38.1	$ 906.8	$ 826.1	$ 456.3	$ 431.3	$ 450.5	$ 394.8	$ 604.3	$ 551.6	$ 421.2	$ 380.6	$ 183.1	$ 171	$ 224.5	$ 208.5	$ 224.5	$ 208.5	$ 379.8	$ 343.1	$ 196.7	$ 172.1	$ 183.1	$ 171	$ 38.8	$ 29.6	$ 4.6	$ 2.7	$ 34.2	$ 26.9

Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans (Detail)	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions:
Discount rate	4.50%	5.40%
Rate of increase in future compensation levels	3.90%	3.90%
Assumed long-term rate of return on plan assets	6.90%	7.20%

Components of Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation, beginning balance	$ 1,485.6	$ 1,324.8
Service cost	45.5	37.5
Interest cost	81.6	76.5
Benefits paid	(59.5)	(56.2)
Actuarial loss	259.1	99.7
Currency translation and other	(7.5)	0.4
Participant contributions	3.3	2.9
Projected benefit obligation, ending balance	1,808.1	1,485.6
Change in plan assets:
Fair value of plan assets, beginning balance	1,445.4	1,276.3
Employer contributions	84.7	61.8
Actual return on plan assets	79	162.6
Benefits paid	(59.5)	(56.2)
Currency translation and other	(3)	(2)
Participant contributions	3.3	2.9
Fair value of plan assets, ending balance	1,549.9	1,445.4
Funded status,ending balance	(258.2)	(40.2)
Other noncurrent assets	0.4	47.1
Other liabilities	(258.6)	(87.3)
Accumulated other comprehensive loss:
Actuarial loss	469.3	302.8
Prior service cost	8.3	9
Net initial transition amount	$ 0.5	$ 0.6

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 304.8	$ 266.5
Accumulated benefit obligation	286.7	253.7
Fair value of plan assets	$ 191.1	$ 193.9

Components of Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost			$ 45.5	$ 37.5
Interest on projected benefit obligation			81.6	76.5
Curtailment gain	18.3	47.7			(66)
Underfunded Defined Benefit Pension Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost			45.5	37.5	36.2
Interest on projected benefit obligation			81.6	76.5	71.1
Expected return on assets			(105.1)	(98.2)	(93.1)
Amortization of prior service costs			1.5	1.8	1.7
Recognized actuarial loss			24.7	14.7	9.5
Curtailment gain					(0.1)
Net pension expense			$ 48.2	$ 32.3	$ 25.3

Multi-employer Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 25.1	$ 23.2	$ 30.6
Metal and Electrical Engineering Industry Pension Fund
Multiemployer Plans [Line Items]
PENSION PLAN NUMBER	135668
COMPANY CONTRIBUTIONS	22.7	22.2	28.8
Western Metal Industry Pension
Multiemployer Plans [Line Items]
EIN	916033499
PENSION PLAN NUMBER	1
COMPANY CONTRIBUTIONS	1.8	0.5	0.7
Other Pension Plans, Defined Benefit
Multiemployer Plans [Line Items]
COMPANY CONTRIBUTIONS	$ 0.6	$ 0.5	$ 1.1

Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Domestic	$ 607	$ 186.3	$ 79.1
Foreign	899.9	474	95.9
Income Before Income Taxes	$ 1,506.9	$ 660.3	$ 175

Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current provision (benefit):
Federal	$ 0.4	$ 24.5	$ (102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3
Current Income Tax Expense (Benefit), Total	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1
Deferred taxes	224.1	46.3	159.7
Income taxes	$ 464.6	$ 202.7	$ 63.1

INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax benefits recognized for net operating loss carryforwards	$ 14.2	$ 9	$ 27.8
Foreign subsidiaries undistributed earnings	3,374.9
Foreign earnings included in domestic taxable income	311	169	31.4
Foreign earnings included in domestic taxable income, domestic taxes	28.5	16.5	3.7
Cash paid for income taxes	284	82.9	67.3
Operating loss carryforwards	280.5
Net operating loss carryforwards	58.6	68.2
Carryforward description	The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws.
Deferred tax assets, tax credit carryforwards	15.8	57.5
Deferred tax assets, tax credit carryforwards, expiration	2020
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	16.3	40.6
Income related to interest and penalties	1.7
Accrued interest expense and penalties	5.7	7.8
Minimum
Income Taxes [Line Items]
Operating loss carryforwards periods	5 years
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax examinations	The United States Internal Revenue Service has completed examinations of the Company's tax returns for all years through 2008.
Other Major Jurisdiction
Income Taxes [Line Items]
Tax examinations	The Company's tax returns for other major jurisdictions remain subject to examination for the years ranging from 2004 through 2011.
Foreign subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards	195.1
United States
Income Taxes [Line Items]
Operating loss carryforwards	$ 85.4

Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Qualified dividends to defined contribution plan	(0.60%)	(0.70%)	(2.30%)
Research and development credit	(0.30%)	(0.50%)	(2.10%)
Tax on foreign earnings	(3.30%)	(3.90%)	0.80%
Tax contingencies	(0.60%)	(0.80%)	2.20%
Mexican tax law change			6.50%
Other, net	0.60%	1.60%	(4.00%)
Effective Income Tax Rate, Continuing Operations, Total	30.80%	30.70%	36.10%

Tax Effects of Temporary Differences Representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Accrued expenses	$ 138.6	$ 112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9
Deferred Tax Assets, Gross, Total	446.3	382.5
Valuation allowance	(16.4)	(12.4)
Deferred Tax Assets Net	429.9	370.1
Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)
Deferred Tax Liabilities	(895.2)	(699.4)
Net deferred tax liability	$ (465.3)	$ (329.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 429.9	$ 370.1
Deferred Tax Liabilities	(895.2)	(699.4)
Net deferred tax liability	(465.3)	(329.3)
Truck and Other | Deferred taxes and other current assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	126	98.8
Truck and Other | Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	126.3	79.2
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(1)
Truck and Other | Other Noncurrent Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(41)	(26.7)
Financial Services | Other Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	55.1	48.9
Financial Services | Deferred Taxes And Other Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	$ (730.7)	$ (529.5)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of the year	$ 43.1	$ 37	$ 33
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(0.7)	(9.2)	(1.4)
Balance at the end of the year	$ 18.3	$ 43.1	$ 37

Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on investments	$ 9.4	$ 0.8	$ 1.4
Tax effect	(2.8)	(0.3)	(0.5)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.6	0.5	0.9
Unrealized loss on derivative contracts	(32.3)	(27.1)	(73.4)
Tax effect	10.3	9.2	25
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	(22)	(17.9)	(48.4)
Actuarial loss	(722.5)	(465.1)	(444.7)
Prior service cost	(12.3)	(13.9)	(14.7)
Net initial obligation	(0.6)	(0.7)	(0.6)
Tax effect	257.3	167.3	159.9
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Total	(478.1)	(312.4)	(300.1)
Currency translation adjustment	274.5	371.1	383.8
Accumulated other comprehensive (loss) income	$ (219)	$ 41.3	$ 36.2

STOCKHOLDERS' EQUITY - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Treasury stock shares, retired	0.4	9.2
Capital Stock
Stockholders Equity Note [Line Items]
Treasury stock, shares		9.2

DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of interest-rate contracts	$ 2,914.1
Notional maturities for interest-rate contracts 2012	705.6
Notional maturities for interest-rate contracts 2013	708.9
Notional maturities for interest-rate contracts 2014	1,037.2
Notional maturities for interest-rate contracts 2015	387.2
Notional maturities for interest-rate contracts 2016	39.1
Notional maturities for interest-rate contracts thereafter	36.1
Notional amount of outstanding foreign-exchange contracts	185.7
Maximum length of time over which the Company is hedging its exposure to the variability in future cash flows	6.5
Recognized gain (loss) on the ineffective portion	0.8	2.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	(22)	(17.9)	(48.4)
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss expected to be reclassified to interest expense or cost of sales in the following 12 months	$ (39.7)
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign-exchange contracts maturity period	Within one year

Balance Sheet Locations and Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Designated as Hedging Instrument
ASSETS
Derivative assets	$ 1.5	$ 10
LIABILITIES
Derivative liabilities	109.7	108.6
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	1.4	9.1
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	107.6	107.5
Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.1	0.9
Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	2.1	1.1
Not Designated as Hedging Instrument
ASSETS
Derivative assets	0.9	0.1
LIABILITIES
Derivative liabilities	0.8	4
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.4	3.5
Not Designated as Hedging Instrument | Foreign Exchange Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.1	0.2
Not Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.1	0.1
Not Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	$ 0.3	$ 0.3

(Income) or Expense Recognized in Earnings Related to Fair Value Hedges (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Services
Derivative [Line Items]
Interest and other borrowing expenses - interest-rate swaps	$ (4.4)	$ (1)
Interest and other borrowing expenses - term notes	$ 3.7	$ 0.9

Pre-Tax Effects of Derivative Instruments Recognized in Earnings and Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	$ 55.2	$ 77
Cost of sales and revenues	51.8	123.5
Interest Rate Contract | Financial Services
Derivative [Line Items]
(Gain)/loss recognized in OCI	55.2	77
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
Cost of sales and revenues	51.8	123.5
Foreign Exchange Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	(2.3)	(0.2)
Cost of sales and revenues	(4.1)	(0.4)
Foreign Exchange Contract | Truck and Other
Derivative [Line Items]
(Gain)/loss recognized in OCI	(2.3)	(0.2)
Foreign Exchange Contract | Truck and Other | Cost of sales and revenues
Derivative [Line Items]
Cost of sales and revenues	$ (4.1)	$ (0.4)

(Income) or Expense Recognized in Earnings Related to Economic Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ (4.1)	$ (7.2)
Interest Rate Contract | Truck and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges		0.6
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(4.1)	(7.8)
Foreign Exchange Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(3.8)	8.2
Foreign Exchange Contract | Truck and Other | Cost of sales and revenues
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	0.2	0.2
Foreign Exchange Contract | Truck and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(2.8)	8
Foreign Exchange Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ (1.2)

Financial Assets and Liabilities subject to Recurring Fair Value Measurements (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	$ 910.1	$ 450.5
Derivative assets	2.4	10.1
Derivative liabilities	110.5	112.6
Domestic Nontaxable Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	294.4	365.4
Domestic Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	27.5	27.6
US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	1.9	2.7
Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	367.1
Foreign Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	148.3	37
Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	70.9	17.8
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1.4	5.8
Derivative liabilities	33.3	37.2
Cross Currency Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.8	3.3
Derivative liabilities	74.7	73.8
Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.2	1
Derivative liabilities	2.5	1.6
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	1.9	2.7
Level 1 | US Treasury and Government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	1.9	2.7
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	908.2	447.8
Derivative assets	2.4	10.1
Derivative liabilities	110.5	112.6
Level 2 | Domestic Nontaxable Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	294.4	365.4
Level 2 | Domestic Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	27.5	27.6
Level 2 | Foreign Government Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	367.1
Level 2 | Foreign Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	148.3	37
Level 2 | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	70.9	17.8
Level 2 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1.4	5.8
Derivative liabilities	33.3	37.2
Level 2 | Cross Currency Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.8	3.3
Derivative liabilities	74.7	73.8
Level 2 | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.2	1
Derivative liabilities	$ 2.5	$ 1.6

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount | Financial Services
Assets:
Fixed-rate loans	$ 2,740.1	$ 2,444.1
Liabilities:
Fixed-rate debt	1,958.6	1,870.7
Carrying Amount | Truck and Other
Liabilities:
Fixed-rate debt	150	173.5
Fair Value | Financial Services
Assets:
Fixed-rate loans	2,776.1	2,483.3
Liabilities:
Fixed-rate debt	2,021.1	1,967.9
Fair Value | Truck and Other
Liabilities:
Fixed-rate debt	$ 167.6	$ 196.9

STOCK COMPENSATION PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended					24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Restricted stock awards Year	Dec. 31, 2011 Restricted stock awards Minimum	Dec. 31, 2011 Stock options Year	Dec. 31, 2008 Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term from the grant date (in years)				10 years
Options vesting period (in years)					3 years
Performance based restricted stock awards granted	117,200								187,500
Performance based restricted stock awards granted, weighted-average fair value	$ 51.38 [1]								$ 43.61
Restricted stock awards vesting period (in years)							3 years		5 years
Common stock authorized for issuance				46,700,000
Shares available for future grants				18,300,000
Fair value of option granted	$ 10.9	$ 11.7	$ 10
Unrecognized compensation cost related to unvested stock						$ 0.7		$ 9
Recognized over a remaining weighted-average vesting period (year)						0.8		1.44

[1]	Weighted Average

Values of Options Based on Stock Price at Grant Date and Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	2.22%	2.48%	2.00%
Expected volatility	45.00%	44.00%	39.00%
Expected dividend yield	2.80%	2.50%	3.00%
Expected term	5	5	5
Weighted average grant date fair value of options per share	$ 16.45	$ 11.95	$ 8.47

Summary of Activity under Company's Stock Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Intrinsic value of options exercised	$ 13.5	$ 33.7	$ 22.7
Cash received from stock option exercises	10.9	22	17.6
Tax benefit related to stock option exercises	4.7	10.8	7.1
Stock based compensation	13.8	8.5	9.5
Tax benefit related to stock based compensation	$ 5.2	$ 3.2	$ 3.5

Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year
NUMBER OF SHARES
Options outstanding, beginning balance	5,282,300
Granted	660,200
Exercised	(536,100)
Cancelled	(431,000)
Options outstanding, ending balance	4,975,400
Vested and expected to vest, end of period	4,865,800
Exercisable, end of period	2,704,600
EXERCISE PRICE
Options outstanding, beginning balance	$ 32.18	[1]
Granted	$ 50.5	[1]
Exercised	$ 20.26	[1]
Cancelled	$ 36.4	[1]
Options outstanding, ending balance	$ 35.53	[1]
Vested and expected to vest, end of period	$ 35.32	[1]
Exercisable, end of period	$ 33.65	[1]
REMAINING CONTRACTUAL LIFE IN YEARS
Options outstanding, ending balance	5.71	[1]
Vested and expected to vest, end of period	5.64	[1]
Exercisable, end of period	3.81	[1]
AGGREGATE INTRINSIC VALUE
Options outstanding, ending balance	$ 25.4
Vested and expected to vest, end of period	25.3
Exercisable, end of period	$ 18.3

[1]	Weighted Average

Summary of Nonvested Restricted Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011
NONVESTED NUMBER OF SHARES
Nonvested awards outstanding, beginning balance	142,600
Granted	117,200
Vested	(105,900)
Nonvested awards outstanding, ending balance	153,900
GRANT DATE FAIR VALUE
Nonvested awards outstanding, beginning balance	$ 38.25	[1]
Granted	$ 51.38	[1]
Vested	$ 44.4	[1]
Nonvested awards outstanding, ending balance	$ 43.72	[1]

[1]	Weighted Average

SEGMENT AND RELATED INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Income before income taxes			$ 1,506.9	$ 660.3	$ 175
Curtailment (gain) loss	(18.3)	(47.7)			66
All Other
Segment Reporting Information [Line Items]
Intercompany interest income			0.6
Income before income taxes				42.2
Curtailment (gain) loss				(66)
Expense related to economic hedges				$ 22.2

Geographic Area Data Reconciled to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 16,355.2	$ 10,292.9	$ 8,086.5
Property, plant and equipment, net	1,973.3	1,673.7	1,757.7
Equipment on operating leases, net	2,389.8	2,019.3	2,017
United States
Segment Reporting Information [Line Items]
Revenues	7,389.8	4,195.8	3,594.4
Property, plant and equipment, net	1,059.1	846.4	814.6
Equipment on operating leases, net	871.2	666.9	686.6
Europe
Segment Reporting Information [Line Items]
Revenues	5,104	3,472.3	2,828.3
Other Countries
Segment Reporting Information [Line Items]
Revenues	3,861.4	2,624.8	1,663.8
Property, plant and equipment, net	447.1	445.7	490.3
Equipment on operating leases, net	793.2	633.5	618
NETHERLANDS
Segment Reporting Information [Line Items]
Property, plant and equipment, net	467.1	381.6	452.8
UNITED KINGDOM
Segment Reporting Information [Line Items]
Equipment on operating leases, net	374.8	384.9	349.7
GERMANY
Segment Reporting Information [Line Items]
Equipment on operating leases, net	$ 350.6	$ 334	$ 362.7

Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales and revenues	$ 16,355.2	$ 10,292.9	$ 8,086.5
Investment income	38.2	21.1	22.3
Income before income taxes	1,506.9	660.3	175
Depreciation and amortization	673.8	623.2	651.7
Expenditures for long-lived assets	1,841.6	883.8	971
Assets	17,172.7	14,234.1	14,569
Truck and Other
Segment Reporting Information [Line Items]
Net sales and revenues	15,325.9	9,325.1	7,076.7
Income before income taxes	1,232.3	485.7	68.1
Assets	7,771.3	6,355.9	6,137.7
Truck and Other | Trucks
Segment Reporting Information [Line Items]
Total sales and revenues	15,922.8	9,591.3	7,388.6
Less intersegment sales and revenues	(715.1)	(354)	(394.6)
Net sales and revenues	15,207.7	9,237.3	6,994
Income before income taxes	1,258.8	501	25.9
Depreciation and amortization	318.6	276.7	277.2
Expenditures for long-lived assets	879.1	373.9	324.2
Assets	4,685.3	3,742.2	3,849.1
Truck and Other | Other products
Segment Reporting Information [Line Items]
Net sales and revenues	118.2	87.8	82.7
Income before income taxes	(26.5)	(15.3)	42.2
Depreciation and amortization	9.2	9	10.1
Expenditures for long-lived assets	28.2	4.3	0.8
Truck and Other | Other Current Assets and Other Long-Term Assets
Segment Reporting Information [Line Items]
Assets	185.3	181.2	232.6
Truck and Other | Cash, Cash Equivalents and Marketable Securities
Segment Reporting Information [Line Items]
Assets	2,900.7	2,432.5	2,056
Financial Services
Segment Reporting Information [Line Items]
Net sales and revenues	1,029.3	967.8	1,009.8
Income before income taxes	236.4	153.5	84.6
Depreciation and amortization	346	337.5	364.4
Expenditures for long-lived assets	934.3	505.6	646
Assets	$ 9,401.4	$ 7,878.2	$ 8,431.3